UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Global Credit Fund

Semi-Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
United States of America	29.1%
United Kingdom	13.2%
Germany	11.5%
Netherlands	8.6%
France	6.1%
Luxembourg	4.8%
Switzerland	4.6%
Denmark	4.3%
Canada	3.8%
Other	14.0%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	0.7%
AA	0.8%
A	4.0%
BBB	52.3%
BB and Below	25.9%
Not Rated	7.1%
Short-Term Investments and Net Other Assets	9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*,**
Corporate Bonds	62.6%
U.S. Government and Government Agency Obligations	0.7%
Foreign Government and Government Agency Obligations	0.8%
Preferred Securities	26.7%
Short-Term Investments and Net Other Assets (Liabilities)	9.2%

 * Futures and Swaps - 20.0%

 ** Foreign Currency Contracts - (47.4)%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.6%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.5% 3/23/21 (Reg. S)		$560,000	$473,200
Bailiwick of Jersey - 0.7%
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	450,000	627,003
Canada - 0.9%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		78,000	80,856
Cenovus Energy, Inc. 4.25% 4/15/27		864,000	784,102

TOTAL CANADA			864,958

Denmark - 3.8%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (c)	GBP	490,000	610,073
5.375% 1/12/24 (Reg. S)		502,000	558,637
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,150,000	2,440,284

TOTAL DENMARK			3,608,994

Estonia - 0.1%
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	120,000	132,565
France - 3.9%
BNP Paribas SA 2.219% 6/9/26 (b)(c)		200,000	204,328
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	200,000	217,743
Eiffage SA 1.625% 1/14/27 (Reg. S)	EUR	300,000	336,764
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	500,000	555,781
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	300,000	310,929
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,120,824
2.75% 4/13/23 (Reg. S)	EUR	300,000	330,372
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	540,000	569,278

TOTAL FRANCE			3,646,019

Germany - 4.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	350,000	355,869
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,500,000	2,780,549
Bertelsmann SE & Co. KGaA 3% 4/23/75 (Reg. S) (c)	EUR	400,000	441,530
Deutsche Bank AG:
1.375% 6/10/26 (Reg. S) (c)	EUR	140,000	159,619
1.625% 1/20/27 (Reg. S)	EUR	400,000	444,111
Symrise AG 1.375% 7/1/27	EUR	200,000	226,286

TOTAL GERMANY			4,407,964

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (c)	EUR	200,000	187,958
Ireland - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		500,000	490,930
6.5% 7/15/25		150,000	157,145
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	300,000	319,422
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (c)	EUR	500,000	541,772
3.125% 9/19/27 (Reg. S) (c)	GBP	450,000	551,622
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		465,000	477,788

TOTAL IRELAND			2,538,679

Italy - 1.5%
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	700,000	710,243
6.572% 1/14/22 (b)		700,000	739,617

TOTAL ITALY			1,449,860

Luxembourg - 1.7%
Blackstone Property Partners Europe LP 1.75% 3/12/29 (Reg. S)	EUR	650,000	720,885
Eurofins Scientific SA 3.75% 7/17/26 (Reg. S)	EUR	400,000	471,732
Millicom International Cellular SA 6.625% 10/15/26 (b)		295,000	313,211
Prologis International Funding II SA 1.625% 6/17/32 (Reg. S)	EUR	125,000	146,302

TOTAL LUXEMBOURG			1,652,130

Mexico - 1.8%
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	214,813
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	200,000	208,409
3.625% 11/24/25 (Reg. S)	EUR	270,000	269,029
3.75% 2/21/24 (Reg. S)	EUR	1,000,000	1,034,322

TOTAL MEXICO			1,726,573

Netherlands - 2.4%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		400,000	415,508
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		200,000	217,730
5.75% 8/15/50 (Reg. S) (c)		200,000	217,340
Deutsche Annington Finance BV 5% 10/2/23 (b)		314,000	336,661
Petrobras Global Finance BV 5.093% 1/15/30 (b)		251,000	249,996
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	200,000	229,920
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	350,000	338,174
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	300,000	312,614

TOTAL NETHERLANDS			2,317,943

Portugal - 0.5%
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (d)	EUR	200,000	35,952
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	400,000	420,189

TOTAL PORTUGAL			456,141

Sweden - 1.4%
Heimstaden Bostad AB 1.125% 1/21/26	EUR	450,000	491,707
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	710,000	789,702

TOTAL SWEDEN			1,281,409

Switzerland - 2.5%
Credit Suisse Group AG:
4.194% 4/1/31 (b)(c)		250,000	285,064
6.5% 8/8/23 (Reg. S)		1,900,000	2,071,494

TOTAL SWITZERLAND			2,356,558

United Kingdom - 6.5%
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	200,000	220,080
3.932% 5/7/25 (c)		200,000	216,074
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	200,000	242,780
Imperial Tobacco Finance PLC 3.5% 7/26/26 (b)		1,315,000	1,405,712
John Lewis PLC 6.125% 1/21/25	GBP	736,000	940,446
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S) (e)	GBP	450,000	545,077
Pearson Funding Five PLC 3.75% 6/4/30 (Reg. S)	GBP	100,000	130,888
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	100,000	128,792
Rolls-Royce PLC 3.375% 6/18/26	GBP	940,000	1,102,140
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)		67,000	70,329
3.622% 8/14/30 (Reg. S) (c)	GBP	200,000	253,697
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	100,000	131,550
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	240,000	294,172
Tullow Oil PLC 6.25% 4/15/22 (Reg. S)		300,000	220,610
Vodafone Group PLC 6.25% 10/3/78 (Reg. S) (c)		200,000	214,344

TOTAL UNITED KINGDOM			6,116,691

United States of America - 26.8%
American Airlines, Inc. 3.75% 4/15/27		175,284	124,022
Anthem, Inc. 2.25% 5/15/30		450,000	462,960
Ares Capital Corp.:
3.25% 7/15/25		375,000	363,942
4.25% 3/1/25		650,000	664,551
AXA Equitable Holdings, Inc. 4.35% 4/20/28		800,000	895,883
Bank of America Corp. 3.95% 4/21/25		215,000	237,899
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		350,000	401,838
Brandywine Operating Partnership LP 4.1% 10/1/24		160,000	166,655
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	27,191
CBRE Group, Inc. 4.875% 3/1/26		190,000	216,241
Centene Corp.:
4.25% 12/15/27		70,000	72,234
4.625% 12/15/29		105,000	111,171
4.75% 1/15/25		55,000	56,302
Citigroup, Inc. 4.3% 11/20/26		82,000	93,071
Cleco Corporate Holdings LLC 3.743% 5/1/26		650,000	688,551
DCP Midstream Operating LP 5.375% 7/15/25		900,000	893,250
Deere & Co. 3.75% 4/15/50		150,000	184,447
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 6.02% 6/15/26 (b)		1,000,000	1,146,475
Discover Financial Services 3.75% 3/4/25		550,000	592,008
Discovery Communications LLC 4.9% 3/11/26		500,000	575,324
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		185,000	196,563
Elanco Animal Health, Inc.:
5.022% 8/28/23 (c)		200,000	210,000
5.65% 8/28/28 (c)		350,000	388,080
Emera U.S. Finance LP 3.55% 6/15/26		500,000	561,092
Fifth Third Bancorp 2.55% 5/5/27		365,000	390,205
Ford Motor Credit Co. LLC:
3.087% 1/9/23		390,000	370,742
4.535% 3/6/25	GBP	150,000	175,364
5.584% 3/18/24		1,100,000	1,110,670
General Motors Co. 5.4% 10/2/23		145,000	157,075
General Motors Financial Co., Inc. 5.2% 3/20/23		88,000	94,156
H.J. Heinz Co. 3% 6/1/26		700,000	707,607
HCA Holdings, Inc. 4.5% 2/15/27		500,000	557,399
Hess Corp. 4.3% 4/1/27		700,000	724,467
JPMorgan Chase & Co. 2.956% 5/13/31 (c)		63,000	66,993
Leidos, Inc.:
2.95% 5/15/23 (b)		56,000	58,335
3.625% 5/15/25 (b)		42,000	45,770
Level 3 Financing, Inc. 3.4% 3/1/27 (b)		500,000	527,565
Michael Kors U.S.A., Inc. 4.25% 11/1/24 (b)		212,000	199,592
Micron Technology, Inc. 4.185% 2/15/27		900,000	996,818
Molson Coors Beverage Co. 3% 7/15/26		700,000	726,782
Morgan Stanley:
3.95% 4/23/27		156,000	175,585
4.35% 9/8/26		200,000	230,629
NextEra Energy Partners LP 4.25% 9/15/24 (b)		550,000	550,000
Omega Healthcare Investors, Inc. 4.75% 1/15/28		600,000	634,921
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25		800,000	854,318
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)		307,000	313,489
Reynolds American, Inc. 4.45% 6/12/25		1,279,000	1,440,916
Simon Property Group LP 2.45% 9/13/29		24,000	23,798
SITE Centers Corp. 4.7% 6/1/27		550,000	559,545
Sunoco Logistics Partner Operations LP 4% 10/1/27		600,000	614,687
The Boeing Co.:
5.04% 5/1/27		650,000	716,710
5.15% 5/1/30		450,000	502,058
The Walt Disney Co. 4.7% 3/23/50		150,000	195,606
Toll Brothers Finance Corp. 4.875% 3/15/27		650,000	698,344
Unum Group 4% 3/15/24		755,000	797,864
Western Gas Partners LP 4.05% 2/1/30		376,000	361,877
Westinghouse Air Brake Co. 4.4% 3/15/24		400,000	424,057

TOTAL UNITED STATES OF AMERICA			25,333,694

TOTAL NONCONVERTIBLE BONDS
(Cost $59,849,586)			59,178,339

U.S. Government and Government Agency Obligations - 0.7%
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds:
2.5% 2/15/45 (f)		$13,000	$16,030
3.125% 11/15/41 (f)		510,000	690,572
			706,602
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $697,322)			706,602

Foreign Government and Government Agency Obligations - 0.8%
United Kingdom - 0.8%
United Kingdom, Great Britain and Northern Ireland 1.75% 1/22/49(Reg. S) (Cost $718,450)(f)(g)	GBP	$450,000	$720,660

Preferred Securities - 26.7%
Australia - 1.2%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (c)(h)		600,000	585,652
5.875% (b)(c)(h)		505,000	525,444

TOTAL AUSTRALIA			1,111,096

Canada - 0.7%
Bank of Nova Scotia:
4.65% (c)(h)		450,000	428,916
4.9% (c)(h)		250,000	250,430

TOTAL CANADA			679,346

Denmark - 0.5%
Danske Bank A/S 5.875% (Reg. S) (c)(h)	EUR	200,000	229,289
ORSTED A/S 1.75% (Reg. S) (c)(h)	EUR	200,000	222,940

TOTAL DENMARK			452,229

France - 2.2%
BNP Paribas SA 6.125% (c)(h)	EUR	400,000	460,573
Danone SA 1.75% (Reg. S) (c)(h)	EUR	900,000	1,003,104
EDF SA 5.25% (Reg. S) (c)(h)		550,000	573,216

TOTAL FRANCE			2,036,893

Germany - 1.3%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	EUR	1,100,000	1,202,784
Ireland - 0.7%
AIB Group PLC:
5.25% (Reg. S) (c)(h)	EUR	400,000	428,285
6.25% (Reg. S) (c)(h)	EUR	200,000	223,641

TOTAL IRELAND			651,926

Luxembourg - 3.1%
CPI Property Group SA 4.375% (Reg. S) (c)(h)	EUR	461,000	518,383
Eurofins Scientific SA 2.875% (Reg. S) (c)(h)	EUR	880,000	981,915
Grand City Properties SA 3.75% (c)(h)	EUR	500,000	579,538
TLG Finance SARL 3.375% (Reg. S) (c)(h)	EUR	800,000	865,240

TOTAL LUXEMBOURG			2,945,076

Netherlands - 6.2%
AerCap Holdings NV 5.875% 10/10/79 (c)		650,000	469,862
Deutsche Annington Finance BV 4% (Reg. S) (c)(h)	EUR	200,000	234,829
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)(h)	EUR	325,000	389,045
Telefonica Europe BV:
2.502% (Reg. S) (c)(h)	EUR	500,000	532,747
2.625% (Reg. S) (c)(h)	EUR	600,000	655,543
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	600,000	664,746
2.7%(Reg. S) (c)(h)	EUR	1,900,000	2,117,855
3.75% (c)(h)	EUR	700,000	798,360

TOTAL NETHERLANDS			5,862,987

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)	EUR	400,000	436,457
Sweden - 1.8%
Heimstaden Bostad AB 3.248% (Reg. S) (c)(h)	EUR	900,000	975,359
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (c)(h)	EUR	450,000	462,822
4.625% (Reg. S) (c)(h)	EUR	269,000	314,996

TOTAL SWEDEN			1,753,177

Switzerland - 2.1%
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)		1,250,000	1,348,873
UBS AG 5.125% 5/15/24 (Reg. S)		400,000	435,849
UBS Group AG 7% (Reg. S) (c)(h)		200,000	224,877

TOTAL SWITZERLAND			2,009,599

United Kingdom - 5.9%
Aviva PLC 6.125% (c)(h)	GBP	1,230,000	1,694,955
Barclays Bank PLC 7.625% 11/21/22		1,378,000	1,512,098
Barclays PLC 7.125% (c)(h)	GBP	200,000	245,184
BP Capital Markets PLC 3.25% (Reg. S) (c)(h)	EUR	500,000	564,520
HSBC Holdings PLC 5.25% (c)(h)	EUR	250,000	283,079
Lloyds Banking Group PLC 5.125% (c)(h)	GBP	550,000	621,458
Scottish & Southern Energy PLC 3.74% (Reg. S) (c)(h)(i)	GBP	500,000	621,409

TOTAL UNITED KINGDOM			5,542,703

United States of America - 0.5%
UBS AG 7.625% 8/17/22		450,000	514,580
TOTAL PREFERRED SECURITIES
(Cost $26,061,223)			25,198,853
		Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund 0.12% (j)
(Cost $7,701,980)		7,700,336	7,701,876

Purchased Swaptions - 0.0%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 4.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	7/15/20	EUR 4,000,000	$13,373
Option with an exercise rate of 4.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	7/15/20	EUR 8,050,000	26,914

TOTAL PUT OPTIONS			40,287

TOTAL PURCHASED SWAPTIONS
(Cost $178,916)			40,287
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $95,207,477)			93,546,617
NET OTHER ASSETS (LIABILITIES) - 1.1%			1,017,818
NET ASSETS - 100%			$94,564,435

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	4	Sept. 2020	$410,715	$4,753	$4,753
Eurex Euro-Bund Contracts (Germany)	20	Sept. 2020	3,966,404	36,557	36,557
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	5	Sept. 2020	1,235,625	25,711	25,711
TME 10 Year Canadian Note Contracts (Canada)	18	Sept. 2020	2,039,452	(3,852)	(3,852)
TOTAL BOND INDEX CONTRACTS					63,169
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	55	Sept. 2020	9,820,938	(1,891)	(1,891)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	4	Sept. 2020	629,938	4,696	4,696
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	37	Sept. 2020	8,071,781	(10,823)	(10,823)
TOTAL TREASURY CONTRACTS					(8,018)

TOTAL PURCHASED					55,151

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	10	Sept. 2020	1,516,500	(5,263)	(5,263)
ICE Long Gilt Contracts (United Kingdom)	6	Sept. 2020	1,023,298	(4,098)	(4,098)
TOTAL BOND INDEX CONTRACTS					(9,361)
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	34	Sept. 2020	4,275,234	(9,631)	(9,631)

TOTAL SOLD					(18,992)

TOTAL FUTURES CONTRACTS					$36,159

The notional amount of futures purchased as a percentage of Net Assets is 27.7%

The notional amount of futures sold as a percentage of Net Assets is 7.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $27,318,671.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	193,000	USD	217,048	Goldman Sachs Bank USA	7/1/20	$(212)
EUR	933,000	USD	1,051,118	Brown Brothers Harriman & Co.	7/30/20	(2,213)
USD	253,509	EUR	226,000	BNP Paribas	7/30/20	(567)
USD	217,041	EUR	193,000	Goldman Sachs Bank USA	7/30/20	65
USD	230,683	EUR	205,000	Goldman Sachs Bank USA	7/30/20	216
USD	21,469,882	EUR	19,183,000	State Street Bank And Tr Co	7/30/20	(96,183)
USD	9,115,296	GBP	7,374,000	JPMorgan Chase Bank	7/30/20	(23,616)
USD	12,150,000	EUR	10,797,792	JPMorgan Chase Bank	7/31/20	10,539
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(111,971)
					Unrealized Appreciation	10,820
					Unrealized Depreciation	(122,791)

For the period, the average contract value for forward foreign currency contracts was $54,272,200. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$3,059	$0	$3,059
Akzo Nobel NV		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,200,000	(39,181)	31,756	(7,425)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(8,555)	5,901	(2,654)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(3,801)	(10,559)	(14,360)
Volvo Treas AB		Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 200,000	(4,181)	4,014	(167)
TOTAL BUY PROTECTION							(52,659)	31,112	(21,547)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	6,573	0	6,573

TOTAL CREDIT DEFAULT SWAPS							$(46,086)	$31,112	$(14,974)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $8,805,702.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,383,953 or 7.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $950,827.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $41,639.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $11,508,471.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,131
Total	$9,131

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$59,178,339	$--	$59,178,339	$--
U.S. Government and Government Agency Obligations	706,602	--	706,602	--
Foreign Government and Government Agency Obligations	720,660	--	720,660	--
Preferred Securities	25,198,853	--	25,198,853	--
Money Market Funds	7,701,876	7,701,876	--	--
Purchased Swaptions	40,287	--	40,287	--
Total Investments in Securities:	$93,546,617	$7,701,876	$85,844,741	$--
Derivative Instruments:
Assets
Futures Contracts	$71,717	$71,717	$--	$--
Forward Foreign Currency Contracts	10,820	--	10,820	--
Swaps	9,632	--	9,632	--
Total Assets	$92,169	$71,717	$20,452	$--
Liabilities
Futures Contracts	$(35,558)	$(35,558)	$--	$--
Forward Foreign Currency Contracts	(122,791)	--	(122,791)	--
Swaps	(55,718)	--	(55,718)	--
Total Liabilities	$(214,067)	$(35,558)	$(178,509)	$--
Total Derivative Instruments:	$(121,898)	$36,159	$(158,057)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$40,287	$0
Swaps(b)	9,632	(55,718)
Total Credit Risk	49,919	(55,718)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	10,820	(122,791)
Total Foreign Exchange Risk	10,820	(122,791)
Interest Rate Risk
Futures Contracts(d)	71,717	(35,558)
Total Interest Rate Risk	71,717	(35,558)
Total Value of Derivatives	$132,456	$(214,067)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $87,505,497)	$85,844,741
Fidelity Central Funds (cost $7,701,980)	7,701,876
Total Investment in Securities (cost $95,207,477)		$93,546,617
Segregated cash with brokers for derivative instruments		80,000
Cash		9,805
Foreign currency held at value (cost $290,006)		290,530
Receivable for investments sold		192,228
Unrealized appreciation on forward foreign currency contracts		10,820
Receivable for fund shares sold		1,133,175
Dividends receivable		6,768
Interest receivable		742,417
Distributions receivable from Fidelity Central Funds		680
Receivable for daily variation margin on centrally cleared OTC swaps		848
Receivable from investment adviser for expense reductions		10,153
Total assets		96,024,041
Liabilities
Payable for investments purchased
Regular delivery	$412,868
Delayed delivery	619,315
Unrealized depreciation on forward foreign currency contracts	122,791
Payable for fund shares redeemed	69,536
Bi-lateral OTC swaps, at value	55,718
Accrued management fee	41,940
Distribution and service plan fees payable	3,167
Payable for daily variation margin on futures contracts	75,636
Other affiliated payables	12,341
Other payables and accrued expenses	46,294
Total liabilities		1,459,606
Net Assets		$94,564,435
Net Assets consist of:
Paid in capital		$92,544,085
Total accumulated earnings (loss)		2,020,350
Net Assets		$94,564,435
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,712,351 ÷ 480,294 shares)(a)		$9.81
Maximum offering price per share (100/96.00 of $9.81)		$10.22
Class M:
Net Asset Value and redemption price per share ($1,917,931 ÷ 195,492 shares)(a)		$9.81
Maximum offering price per share (100/96.00 of $9.81)		$10.22
Class C:
Net Asset Value and offering price per share ($2,219,110 ÷ 226,463 shares)(a)		$9.80
Global Credit:
Net Asset Value, offering price and redemption price per share ($76,696,628 ÷ 7,809,797 shares)		$9.82
Class I:
Net Asset Value, offering price and redemption price per share ($6,973,535 ÷ 710,328 shares)		$9.82
Class Z:
Net Asset Value, offering price and redemption price per share ($2,044,880 ÷ 208,004 shares)		$9.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$402,892
Interest		922,882
Income from Fidelity Central Funds		9,131
Income before foreign taxes withheld		1,334,905
Less foreign taxes withheld		3,855
Total income		1,338,760
Expenses
Management fee	$235,328
Transfer agent fees	50,855
Distribution and service plan fees	18,946
Accounting fees and expenses	22,109
Custodian fees and expenses	3,509
Independent trustees' fees and expenses	138
Registration fees	81,520
Audit	59,792
Legal	28
Miscellaneous	825
Total expenses before reductions	473,050
Expense reductions	(135,320)
Total expenses after reductions		337,730
Net investment income (loss)		1,001,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(358)
Fidelity Central Funds	(546)
Forward foreign currency contracts	902,107
Foreign currency transactions	(1,746)
Futures contracts	1,789,956
Swaps	217,558
Total net realized gain (loss)		2,906,971
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,497,035)
Fidelity Central Funds	(105)
Forward foreign currency contracts	182,721
Assets and liabilities in foreign currencies	(26,287)
Futures contracts	306,903
Swaps	83,709
Total change in net unrealized appreciation (depreciation)		(2,950,094)
Net gain (loss)		(43,123)
Net increase (decrease) in net assets resulting from operations		$957,907

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,001,030	$1,433,726
Net realized gain (loss)	2,906,971	2,298,729
Change in net unrealized appreciation (depreciation)	(2,950,094)	3,564,055
Net increase (decrease) in net assets resulting from operations	957,907	7,296,510
Distributions to shareholders	(466,253)	(2,461,064)
Distributions to shareholders from tax return of capital	–	(70,285)
Total distributions	(466,253)	(2,531,349)
Share transactions - net increase (decrease)	16,230,483	33,571,959
Total increase (decrease) in net assets	16,722,137	38,337,120
Net Assets
Beginning of period	77,842,298	39,505,178
End of period	$94,564,435	$77,842,298

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Credit Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$8.70	$9.19	$8.61	$8.68	$9.38
Income from Investment Operations
Net investment income (loss)A	.103	.214	.214	.141	.156	.205
Net realized and unrealized gain (loss)	.149B	1.031	(.493)	.596	.055	(.692)
Total from investment operations	.252	1.245	(.279)	.737	.211	(.487)
Distributions from net investment income	(.052)	(.224)C	(.178)	–	(.175)	–
Distributions from net realized gain	–	(.102)C	–	–	(.100)	–
Tax return of capital	–	(.009)	(.033)	(.157)	(.006)	(.213)
Total distributions	(.052)	(.335)	(.211)	(.157)	(.281)	(.213)
Net asset value, end of period	$9.81	$9.61	$8.70	$9.19	$8.61	$8.68
Total ReturnD,E,F	2.67%	14.37%	(3.05)%	8.60%	2.39%	(5.24)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.37%I	1.49%	1.50%	1.63%	1.52%	1.46%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.14%I	2.28%	2.40%	1.56%	1.72%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$4,712	$4,739	$3,830	$4,320	$4,667	$4,781
Portfolio turnover rateJ	67%I	85%	83%	150%	105%	110%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$8.70	$9.19	$8.61	$8.68	$9.38
Income from Investment Operations
Net investment income (loss)A	.103	.214	.214	.141	.156	.204
Net realized and unrealized gain (loss)	.158B	1.021	(.494)	.596	.058	(.691)
Total from investment operations	.261	1.235	(.280)	.737	.214	(.487)
Distributions from net investment income	(.051)	(.224)C	(.177)	–	(.178)	–
Distributions from net realized gain	–	(.102)C	–	–	(.100)	–
Tax return of capital	–	(.009)	(.033)	(.157)	(.006)	(.213)
Total distributions	(.051)	(.335)	(.210)	(.157)	(.284)	(.213)
Net asset value, end of period	$9.81	$9.60	$8.70	$9.19	$8.61	$8.68
Total ReturnD,E,F	2.77%	14.25%	(3.06)%	8.60%	2.42%	(5.24)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.57%	1.58%	1.70%	1.55%	1.48%
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.14%I	2.28%	2.40%	1.56%	1.72%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,918	$1,939	$1,757	$2,150	$2,874	$3,037
Portfolio turnover rateJ	67%I	85%	83%	150%	105%	110%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$8.70	$9.17	$8.60	$8.67	$9.37
Income from Investment Operations
Net investment income (loss)A	.067	.143	.147	.073	.088	.137
Net realized and unrealized gain (loss)	.159B	1.027	(.489)	.589	.056	(.690)
Total from investment operations	.226	1.170	(.342)	.662	.144	(.553)
Distributions from net investment income	(.036)	(.150)C	(.108)	–	(.110)	–
Distributions from net realized gain	–	(.102)C	–	–	(.100)	–
Tax return of capital	–	(.007)	(.020)	(.092)	(.004)	(.147)
Total distributions	(.036)	(.260)D	(.128)	(.092)	(.214)	(.147)
Net asset value, end of period	$9.80	$9.61	$8.70	$9.17	$8.60	$8.67
Total ReturnE,F,G	2.39%	13.47%	(3.74)%	7.71%	1.64%	(5.94)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.20%J	2.33%	2.31%	2.44%	2.30%	2.25%
Expenses net of fee waivers, if any	1.75%J	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%J	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.39%J	1.53%	1.65%	.82%	.97%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219	$2,090	$2,290	$2,552	$3,514	$3,541
Portfolio turnover rateK	67%J	85%	83%	150%	105%	110%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.260 per share is comprised of distributions from net investment income of $.1504, distributions from net realized gain of $.1023 per share and distributions from tax return of capital of $.0072.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$8.70	$9.19	$8.61	$8.68	$9.38
Income from Investment Operations
Net investment income (loss)A	.114	.238	.237	.164	.179	.227
Net realized and unrealized gain (loss)	.153B	1.030	(.495)	.598	.055	(.691)
Total from investment operations	.267	1.268	(.258)	.762	.234	(.464)
Distributions from net investment income	(.057)	(.246)C	(.196)	–	(.197)	–
Distributions from net realized gain	–	(.102)C	–	–	(.100)	–
Tax return of capital	–	(.010)	(.036)	(.182)	(.007)	(.236)
Total distributions	(.057)	(.358)	(.232)	(.182)	(.304)	(.236)
Net asset value, end of period	$9.82	$9.61	$8.70	$9.19	$8.61	$8.68
Total ReturnD,E	2.83%	14.64%	(2.82)%	8.90%	2.65%	(5.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.10%	1.18%	1.30%	1.14%	1.09%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.39%H	2.53%	2.65%	1.82%	1.97%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$76,697	$61,759	$30,263	$32,493	$41,569	$44,497
Portfolio turnover rateI	67%H	85%	83%	150%	105%	110%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$8.70	$9.19	$8.61	$8.68	$9.38
Income from Investment Operations
Net investment income (loss)A	.114	.239	.237	.163	.179	.226
Net realized and unrealized gain (loss)	.153B	1.029	(.495)	.599	.055	(.690)
Total from investment operations	.267	1.268	(.258)	.762	.234	(.464)
Distributions from net investment income	(.057)	(.246)C	(.196)	–	(.197)	–
Distributions from net realized gain	–	(.102)C	–	–	(.100)	–
Tax return of capital	–	(.010)	(.036)	(.182)	(.007)	(.236)
Total distributions	(.057)	(.358)	(.232)	(.182)	(.304)	(.236)
Net asset value, end of period	$9.82	$9.61	$8.70	$9.19	$8.61	$8.68
Total ReturnD,E	2.83%	14.64%	(2.82)%	8.90%	2.65%	(5.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.03%	1.14%	1.30%	1.16%	1.14%
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.39%H	2.53%	2.65%	1.81%	1.97%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,974	$4,309	$1,265	$1,333	$2,415	$2,932
Portfolio turnover rateI	67%H	85%	83%	150%	105%	110%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$8.70	$8.92
Income from Investment Operations
Net investment income (loss)B	.120	.247	.065
Net realized and unrealized gain (loss)	.157C	1.021	(.164)
Total from investment operations	.277	1.268	(.099)
Distributions from net investment income	(.057)	(.246)D	(.102)
Distributions from net realized gain	–	(.102)D	–
Tax return of capital	–	(.010)	(.019)
Total distributions	(.057)	(.358)	(.121)
Net asset value, end of period	$9.83	$9.61	$8.70
Total ReturnE,F	2.94%	14.64%	(1.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.05%	.95%I
Expenses net of fee waivers, if any	.66%I	.66%	.66%I
Expenses net of all reductions	.66%I	.66%	.66%I
Net investment income (loss)	2.48%I	2.61%	2.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,045	$3,004	$100
Portfolio turnover rateJ	67%I	85%	83%

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. for the period ended December 31, 2019.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, tax return of capital distribution and capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,683,523
Gross unrealized depreciation	(3,409,090)
Net unrealized appreciation (depreciation)	$(1,725,567)
Tax cost	$95,181,398

The Fund elected to defer to its next fiscal year approximately $256,279 of capital losses recognized during the period November 1, 2019 to December 31, 2019. The Fund elected to defer to its next fiscal year approximately $261,658 of ordinary losses recognized during the period November 1, 2019 to December 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$877,547	$(49,145)
Swaps	50,256	59,680
Total Credit Risk	927,803	10,535
Foreign Exchange Risk
Forward Foreign Currency Contracts	902,107	182,721
Total Foreign Exchange Risk	902,107	182,721
Interest Rate Risk
Futures Contracts	1,789,956	306,903
Swaps	167,302	24,029
Total Interest Rate Risk	1,957,258	330,932
Totals	$3,787,168	$524,188

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	41,864,495	26,462,578

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,813	$1,257
Class M	-%	.25%	2,374	916
Class C	.75%	.25%	10,759	3,740
			$18,946	$5,913

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$445
Class M	39
Class C(a)	237
$721

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,863.17
Class M	2,413.25
Class C	2,715.25
Global Credit	37,405.11
Class I	3,813.13
Class Z	646.05
	$50,855

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Credit Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Global Credit Fund	$97

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$8,576
Class M	1.00%	4,321
Class C	1.75%	4,859
Global Credit	.75%	103,311
Class I	.75%	9,528
Class Z	.66%	4,587
		$135,182

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $63.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $75.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$25,405	$148,329
Class M	9,972	64,048
Class C	8,228	53,188
Global Credit	376,088	1,967,184
Class I	33,621	114,214
Class Z	12,939	114,101
Total	$466,253	$2,461,064
Tax return of capital
Class A	$–	$4,236
Class M	–	1,829
Class C	–	1,519
Global Credit	–	56,180
Class I	–	3,262
Class Z	–	3,259
Total	$–	$70,285

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	97,926	121,998	$958,133	$1,163,702
Reinvestment of distributions	2,798	15,847	25,099	151,649
Shares redeemed	(113,792)	(84,583)	(1,082,967)	(788,079)
Net increase (decrease)	(13,068)	53,262	$(99,735)	$527,272
Class M
Shares sold	7,735	8,634	$70,381	$81,146
Reinvestment of distributions	1,105	6,845	9,912	65,487
Shares redeemed	(15,284)	(15,494)	(140,478)	(142,972)
Net increase (decrease)	(6,444)	(15)	$(60,185)	$3,661
Class C
Shares sold	19,831	20,713	$194,162	$196,377
Reinvestment of distributions	916	5,694	8,228	54,696
Shares redeemed	(11,735)	(72,019)	(112,249)	(660,702)
Net increase (decrease)	9,012	(45,612)	$90,141	$(409,629)
Global Credit
Shares sold	3,829,297	3,870,777	$36,986,677	$36,526,252
Reinvestment of distributions	40,490	202,789	363,601	1,944,580
Shares redeemed	(2,487,344)	(1,123,171)	(22,799,275)	(10,593,060)
Net increase (decrease)	1,382,443	2,950,395	$14,551,003	$27,877,772
Class I
Shares sold	513,202	314,953	$4,998,674	$3,016,982
Reinvestment of distributions	3,691	11,928	33,145	114,591
Shares redeemed	(255,144)	(23,667)	(2,383,671)	(217,471)
Net increase (decrease)	261,749	303,214	$2,648,148	$2,914,102
Class Z
Shares sold	153,638	734,301	$1,442,799	$6,847,143
Reinvestment of distributions	1,266	9,726	11,365	93,290
Shares redeemed	(259,404)	(442,982)	(2,353,053)	(4,281,652)
Net increase (decrease)	(104,500)	301,045	$(898,889)	$2,658,781

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity Core Income Fund was the owner of record of approximately 28% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	1.00%
Actual		$1,000.00	$1,026.70	$5.04
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class M	1.00%
Actual		$1,000.00	$1,027.70	$5.04
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class C	1.75%
Actual		$1,000.00	$1,023.90	$8.81
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Global Credit	.75%
Actual		$1,000.00	$1,028.30	$3.78
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class I	.75%
Actual		$1,000.00	$1,028.30	$3.78
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class Z	.66%
Actual		$1,000.00	$1,029.40	$3.33
Hypothetical-C		$1,000.00	$1,021.58	$3.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GLB-SANN-0820
1.939064.108

Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Texas	14.1
Illinois	12.5
Florida	11.1
Pennsylvania	4.3
New York	4.0

Top Five Sectors as of June 30, 2020

% of fund's net assets
General Obligations	35.4
Health Care	18.8
Transportation	12.5
Electric Utilities	6.8
Special Tax	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	8.9%
AA,A	69.3%
BBB	11.4%
BB and Below	1.7%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Black Belt Energy Gas District Bonds Series 2016 A, 4%, tender 6/1/21 (a)	5,290	5,429
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	5,818
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	43,790	49,827
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$7,086
5% 3/1/30	6,125	7,359
5% 3/1/31	6,135	7,341
5% 3/1/32	4,930	5,872
5% 3/1/33	7,165	8,496
Montgomery Med. Clinic Facilities:
5% 3/1/26	1,940	2,255
5% 3/1/27	3,915	4,533
5% 3/1/28	4,225	4,876
5% 3/1/29	3,465	3,977
5% 3/1/30	4,180	4,772

TOTAL ALABAMA		117,641

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,549
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,798

TOTAL ALASKA		17,347

Arizona - 3.5%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20	3,515	3,557
5% 10/1/21	3,090	3,274
5% 10/1/22	3,290	3,631
5% 10/1/23	4,320	4,943
Arizona State Lottery Rev. Series 2019, 5% 7/1/24	4,000	4,698
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	63,345	72,951
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	2,925	2,947
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,224
Series 2017:
5% 7/1/23	3,570	3,986
5% 7/1/32	2,915	3,472
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,184
5% 7/1/28	7,255	8,533
5% 7/1/29	7,905	9,264
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,765	2,084
5% 7/1/25 (FSA Insured)	2,065	2,515
5% 7/1/26 (FSA Insured)	3,565	4,316
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,148
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,678
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	2,300	2,263
6% 1/1/48 (c)	6,260	5,772
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,495	14,949
Series B, 5%, tender 10/18/22 (a)	14,370	15,638
Series C, 5%, tender 10/18/24 (a)	9,710	11,216
Series 2016 A:
4% 1/1/24	6,310	6,944
5% 1/1/22	2,430	2,577
5% 1/1/23	4,855	5,336
5% 1/1/24	1,990	2,258
5% 1/1/25	7,560	8,819
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,816
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (b)	2,185	2,701
5% 7/1/28 (b)	3,085	3,793
5% 7/1/42 (b)	2,210	2,575
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,020	1,020
Series 2011 C, 5% 7/1/21	970	1,016
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,090	2,090
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,027
Series 2012 A:
5% 7/1/22	485	530
5% 7/1/23	1,070	1,169
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,323
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	7,475	7,325
Western Maricopa Ed. Ctr. District Series 2019 B:
3% 7/1/20	3,000	3,000
5% 7/1/23	4,650	5,294
5% 7/1/24	1,410	1,663
5% 7/1/25	2,285	2,781
5% 7/1/27	3,000	3,844
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 0.4%, tender 9/1/20 (a)	9,250	9,249

TOTAL ARIZONA		292,393

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,192
California - 3.4%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,323
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,429
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,698
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,130	2,271
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.5% 4/1/30	5	5
Series 2016, 5% 9/1/29	2,755	3,439
Series 2017, 5% 8/1/30	14,245	18,163
Series 2019:
5% 4/1/27	7,900	10,105
5% 4/1/30	18,800	25,821
Series 2020:
4% 3/1/23	3,535	3,884
4% 3/1/24	6,790	7,689
4% 3/1/26	3,300	3,922
5% 8/1/26	14,065	17,702
5% 8/1/29	6,970	8,680
5.25% 4/1/34	30	30
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,371
Series 2011 D, 5% 8/15/35	2,915	3,035
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (b)	1,925	2,330
5% 12/31/28 (b)	1,555	1,878
5% 6/30/29 (b)	1,940	2,331
5% 12/31/29 (b)	970	1,162
5% 6/30/31 (b)	3,010	3,565
5% 12/31/31 (b)	2,915	3,441
5% 12/31/43 (b)	5,895	6,684
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	640	480
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	495	371
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,117
5.25% 10/1/25	3,885	4,117
Series 2012 A:
5% 4/1/22	2,040	2,207
5% 4/1/23	4,855	5,241
Series 2012 G:
5% 11/1/23	970	1,073
5% 11/1/24	970	1,071
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,591
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (a)	15,715	20,905
Series 2015, 5% 2/1/45	4,090	3,885
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,415
Series 2017 A1:
5% 6/1/25	3,885	4,606
5% 6/1/26	970	1,174
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,621
Los Angeles Dept. Arpt. Rev. Series A, 5% 5/15/24 (b)	2,465	2,844
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,596
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,014
5% 7/1/23	3,690	3,856
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,023
5% 8/1/28	970	1,137
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,053
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (b)	4,855	5,153
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,309
5% 9/1/28	1,550	1,792
5% 9/1/32	1,630	1,836
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,676
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,645	9,178
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/30 (b)	795	1,031
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A, 5% 5/1/37 (b)	3,290	4,039
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,845
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,269
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,850
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,312

TOTAL CALIFORNIA		282,755

Colorado - 2.5%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,085
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	5,205	6,123
5%, tender 11/19/26 (a)	10,090	12,431
Series 2019 A1, 5% 8/1/36	4,000	4,793
Series 2019 A2, 5% 8/1/44	8,600	10,095
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	12,460	12,326
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,763
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	2,260	2,522
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,926
5% 6/1/31	1,580	2,055
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,418
Series 2019 C, 5%, tender 11/15/24 (a)	36,390	42,297
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (b)	2,230	2,600
5% 11/15/27 (b)	1,025	1,279
5% 11/15/28 (b)	5,890	7,308
5% 11/15/29 (b)	4,855	5,981
5% 11/15/30 (b)	3,885	4,753
Series 2018 A:
5% 12/1/30 (b)	7,415	9,652
5% 12/1/31 (b)	15,915	19,710
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765	4,761
Series 2010 A:
0% 9/1/35	1,940	1,363
0% 9/1/37	2,915	1,903
0% 9/1/38	3,650	2,305
Series 2020 A:
5% 9/1/28	2,000	2,597
5% 9/1/34	1,135	1,491
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	23,355	24,427

TOTAL COLORADO		208,964

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,191
Series 2016 A, 5% 3/15/26	2,940	3,579
Series 2016 E:
5% 10/15/26	3,445	4,254
5% 10/15/29	4,975	6,077
Series 2018 E:
5% 9/15/27	4,050	5,080
5% 9/15/28	4,000	5,097
5% 9/15/29	4,000	5,073
5% 9/15/30	4,000	5,044
Series 2018 F, 5% 9/15/27	1,000	1,254
Series 2019 A:
5% 4/15/30	2,320	2,962
5% 4/15/34	2,635	3,289
5% 4/15/35	915	1,138
Series 2020 B, 5% 1/15/26	975	1,182
Series B, 5% 1/15/25	2,000	2,371
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,482
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,250	5,342
Series 2014 B, 1.8%, tender 7/1/24 (a)	7,890	8,182
Series 2015 A, 2.05%, tender 7/12/21 (a)	34,610	35,202
Series 2020 B, 5%, tender 1/1/27 (a)	2,555	3,172
Series 2018 S:
5% 7/1/26	2,200	2,653
5% 7/1/29	970	1,196
Series 2019 A, 5% 7/1/34 (c)	6,000	7,073
Series 2019 Q-1:
5% 11/1/22	1,630	1,774
5% 11/1/24	1,760	2,030
5% 11/1/25	1,205	1,421
5% 11/1/27	3,115	3,826
5% 11/1/28	1,780	2,230
Series 2020 A:
4% 7/1/36	1,750	1,965
4% 7/1/38	1,580	1,756
5% 7/1/29	1,000	1,256
5% 7/1/30	1,830	2,307
5% 7/1/31	2,975	3,727
5% 7/1/33	4,925	6,084
5% 7/1/34	2,050	2,525
5% 7/1/35	3,200	3,923
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A:
5% 5/1/23	675	756
5% 5/1/29	3,675	4,752
New Britain Gen. Oblig. Series 2009, 5% 4/1/24	2,035	2,233
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,081
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,182
5% 11/1/27	2,050	2,601
5% 11/1/28	1,260	1,626

TOTAL CONNECTICUT		175,948

Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)(d)	4,110	4,129
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	2,790	3,724
Series 2020 A, 5% 1/1/31	3,700	5,032

TOTAL DELAWARE		12,885

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,116
5% 1/1/24	1,235	1,414
5% 1/1/25	2,670	3,047

TOTAL DELAWARE, NEW JERSEY		7,577

District Of Columbia - 1.1%
District of Columbia Income Tax Rev.:
Series 2011 A, 5% 12/1/36	4,080	4,315
Series 2020 A:
5% 3/1/22	1,200	1,295
5% 3/1/24	1,570	1,836
Series 2020 B:
5% 10/1/22	1,880	2,079
5% 10/1/23	10,000	11,513
District of Columbia Rev. Series A, 5% 6/1/40	6,505	6,526
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,317
4% 10/1/36	1,760	1,948
4% 10/1/37	1,770	1,952
4% 10/1/38	735	808
5% 10/1/33	1,250	1,520
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	3,075	3,234
5% 10/1/23 (b)	3,270	3,437
5% 10/1/24 (b)	2,955	3,104
5% 10/1/25 (b)	3,985	4,182
Series 2017 A:
5% 10/1/31 (b)	2,335	2,862
5% 10/1/34 (b)	1,940	2,347
5% 10/1/36 (b)	1,820	2,187
Series 2018 A:
5% 10/1/28 (b)	3,885	4,969
5% 10/1/29 (b)	4,030	5,123
5% 10/1/30 (b)	3,165	3,997
5% 10/1/31 (b)	4,540	5,696
Series 2019 A:
5% 10/1/21 (b)	1,390	1,460
5% 10/1/22 (b)	795	869
5% 10/1/23 (b)	1,160	1,312
5% 10/1/24 (b)	2,000	2,334
5% 10/1/25 (b)	1,530	1,834
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,762

TOTAL DISTRICT OF COLUMBIA		93,818

Florida - 10.8%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,468
5% 7/1/23	2,530	2,853
5% 7/1/27	4,285	5,349
5% 7/1/28	7,045	8,971
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,734
5% 7/1/30	7,240	8,367
Series 2015 C, 5% 7/1/24	2,915	3,411
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,277
Series 2017:
5% 10/1/23 (b)	1,000	1,124
5% 10/1/30 (b)	2,050	2,485
5% 10/1/31 (b)	3,100	3,734
5% 10/1/35 (b)	1,000	1,183
Series 2019 B:
5% 10/1/28 (b)	6,000	7,552
5% 10/1/29 (b)	5,000	6,385
Series A:
5% 10/1/29 (b)	4,090	4,761
5% 10/1/31 (b)	2,915	3,367
5% 10/1/32 (b)	3,885	4,468
Broward County Port Facilities Rev. Series 2019 A:
5% 9/1/30	1,230	1,527
5% 9/1/32	1,055	1,292
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,564
5% 7/1/26	4,320	4,656
Series 2012 A:
5% 7/1/21	5,225	5,467
5% 7/1/22	4,855	5,251
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,384
Series 2015 A:
5% 7/1/26	11,170	13,245
5% 7/1/27	8,900	10,515
5% 7/1/28	3,885	4,580
Series 2015 B:
5% 7/1/25	2,100	2,498
5% 7/1/26	11,335	13,440
5% 7/1/27	7,670	9,062
5% 7/1/28	13,120	15,466
Series 2016, 5% 7/1/32	2,430	2,893
Central Florida Expressway Auth. Sr. Lien Rev. Series 2019 B, 5% 7/1/35	5,000	6,164
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,733
5% 6/1/22	2,100	2,266
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	717
5% 10/1/23	810	929
5% 10/1/24	740	878
5% 10/1/25	1,115	1,364
5% 10/1/31	2,445	3,206
5% 10/1/34	5,390	6,923
5% 10/1/36	3,000	3,809
5% 10/1/37	6,135	7,763
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,344
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,324
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,447
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	5,090
5% 7/1/28	970	1,156
5% 7/1/30	6,440	7,667
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,890
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 C, 5% 6/1/22	9,711	10,132
Series 2011 E, 5% 6/1/24	4,855	5,064
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,340
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/30	1,715	1,942
5% 3/1/31	1,805	2,029
5% 3/1/32	1,890	2,110
Series 2019:
5% 10/1/28	1,060	1,208
5% 10/1/30	1,500	1,713
5% 10/1/31	1,750	1,985
5% 10/1/32	1,305	1,471
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,970
5% 10/1/28	4,855	5,501
5% 10/1/29	2,645	2,987
5% 10/1/30	2,405	2,706
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,157
5% 10/1/31	1,940	2,345
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	13,007
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,038
Series 2015 B:
5% 10/1/24	970	1,136
5% 10/1/27	1,455	1,742
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (b)	3,380	4,178
5% 10/1/30 (b)	1,970	2,400
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,245	1,435
5% 6/1/35	2,430	2,736
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (b)	1,320	1,330
5% 9/1/21 (b)	1,260	1,326
5% 9/1/22 (b)	1,600	1,751
5% 9/1/23 (b)	1,940	2,201
5% 9/1/24 (b)	2,135	2,498
5% 9/1/25 (b)	2,150	2,586
5% 9/1/26 (b)	2,200	2,714
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (b)	3,285	3,820
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	9,207
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	3,005
5% 7/1/25	1,940	2,312
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,680	8,217
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,245
5% 10/1/23	5,165	5,632
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,127
5% 6/1/26 (FSA Insured)	1,750	2,027
5% 6/1/28 (FSA Insured)	485	561
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,329
Series 2019 A1:
5% 4/1/33	1,450	1,769
5% 4/1/34	3,250	3,952
5% 4/1/35	6,325	7,661
5% 4/1/37	2,190	2,633
5% 4/1/39	1,500	1,793
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,320
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,623
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	10,031
Series 2010, 5% 10/1/22	2,970	2,999
Series 2012 A:
5% 10/1/22 (b)	2,915	3,166
5% 10/1/24 (b)	9,710	10,514
5% 10/1/24	2,100	2,286
Series 2014 A:
5% 10/1/27 (b)	1,770	2,011
5% 10/1/29 (b)	2,725	3,075
5% 10/1/33 (b)	5,440	6,054
5% 10/1/37	7,185	8,018
Series 2015 A:
5% 10/1/21 (b)	2,710	2,840
5% 10/1/35 (b)	2,430	2,693
Series 2016 A:
5% 10/1/30	2,430	2,904
5% 10/1/31	970	1,154
Series 2017 B:
5% 10/1/20 (b)	3,580	3,615
5% 10/1/40 (b)	2,400	2,795
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,384
Series 2016:
5% 10/1/28	5,385	6,489
5% 10/1/29	3,985	4,784
5% 10/1/30	7,215	8,623
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,985
Series 2014 A, 5% 7/1/44	2,815	3,084
Series 2016 A:
5% 7/1/32	3,865	4,433
5% 7/1/33	3,205	3,660
Series A:
5% 7/1/31	1,455	1,678
5% 7/1/34	970	1,105
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,558
Series 2016 A:
5% 7/1/29	10,905	14,623
5% 7/1/31	11,690	15,868
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,459
5% 11/1/25	11,880	14,044
5% 11/1/26	7,720	9,105
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,937
Series 2015 B, 5% 5/1/28	13,295	15,805
Series 2015 D:
5% 2/1/29	3,935	4,769
5% 2/1/30	6,310	7,613
Series 2016 A:
5% 8/1/27	7,340	9,070
5% 5/1/31	19,200	23,119
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,298
5% 7/1/42	1,625	1,745
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	12,285	12,867
Series 2012 B, 5% 10/1/42	5,050	5,289
Series 2016 A, 5% 10/1/39	3,100	3,616
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,263
Series 2015 C, 5% 8/1/29	6,800	8,237
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	1,940	1,940
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B, 5% 10/1/20	3,400	3,440
Series 2012 A:
5% 10/1/23	1,650	1,897
5% 10/1/25	875	1,076
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	381
5% 12/1/24 (Escrowed to Maturity)	660	791
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/25	1,805	1,904
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,793
Series 2015 B:
5% 8/1/25	1,580	1,927
5% 8/1/27	8,045	9,713
5% 8/1/28	5,325	6,409
Series 2015 D:
5% 8/1/26	23,370	28,281
5% 8/1/27	10,595	12,792
5% 8/1/28	3,620	4,357
Series 2017 A, 5% 8/1/26	21,905	27,464
Series 2018 A:
5% 8/1/22	1,865	2,039
5% 8/1/23	1,115	1,269
5% 8/1/24	1,270	1,500
5% 8/1/25	4,550	5,549
5% 8/1/26	1,880	2,357
5% 8/1/26	10,160	12,295
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,831
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (FSA Insured)	3,000	3,920
5% 8/1/34 (FSA Insured)	2,250	2,909
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	550
5% 7/1/39	1,000	1,109
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,182
5% 7/1/27	4,130	4,637
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,200
5% 7/1/24	1,700	1,996
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,672
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,847
5% 8/15/25	3,980	4,699
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/20	100	102
5% 12/1/21	1,095	1,150
Series 2015 A, 5% 12/1/40	1,750	1,913
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,496
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,606
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,985
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	446
4% 10/15/36	375	417
4% 10/15/38	750	828
4% 10/15/39	1,000	1,101
5% 10/15/44	1,365	1,608
5% 10/15/49	2,560	2,999
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,829
Series 2019:
5% 8/1/22	3,250	3,534
5% 8/1/23	3,450	3,890
5% 8/1/24	1,800	2,096

TOTAL FLORIDA		896,361

Georgia - 2.5%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	970	1,163
5% 11/1/29	2,430	2,906
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	2,040
5% 7/1/27	1,500	1,891
5% 7/1/38	2,000	2,473
5% 7/1/39	1,250	1,538
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,240
Series 2012, 1.7%, tender 8/22/24 (a)	9,600	9,642
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	8,143
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,773
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	12,665	15,281
Series 2019 B, 5%, tender 7/1/29 (a)	10,100	12,193
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	5,630	5,682
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	10,485	10,585
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,521
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,166
5% 7/1/26	1,000	1,229
5% 7/1/28	2,000	2,585
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,825
5% 7/1/36	1,300	1,625
5% 7/1/37	1,600	1,989
5% 7/1/39	1,250	1,538
Series 2019, 5% 6/15/44	2,365	2,906
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	8,960	9,122
Series 2019 A:
5% 1/1/27	990	1,196
5% 1/1/28	520	641
5% 1/1/29	1,140	1,432
5% 1/1/31	700	870
5% 1/1/32	515	636
5% 1/1/33	1,200	1,472
Series GG:
5% 1/1/24	3,520	3,845
5% 1/1/25	1,215	1,324
5% 1/1/26	4,855	5,278
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,614
Series Q, 5% 10/1/22	1,940	2,139
Series S:
5% 10/1/22	1,240	1,367
5% 10/1/24	2,355	2,592
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	30,915
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	29,634
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,641
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/34	3,500	4,681

TOTAL GEORGIA		209,333

Hawaii - 0.5%
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,637
5% 1/1/35	5,000	6,413
Series 2019, 5% 1/1/30	5,140	6,770
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,275
5% 9/1/26	3,110	3,902
Series 2019 A:
5% 9/1/27	2,000	2,570
5% 9/1/30	6,500	8,481
Series 2019 D, 5% 8/1/26	4,500	5,633

TOTAL HAWAII		39,681

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,980	1,983
5% 7/15/21	2,955	3,088
5% 7/15/22	3,285	3,565
5% 7/15/23	1,575	1,768
5% 7/15/24	1,260	1,460
5% 7/15/25	1,260	1,502
5% 7/15/27	3,140	3,923
Series 2019 A, 4% 1/1/50	1,115	1,233

TOTAL IDAHO		18,522

Illinois - 12.5%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	754
0% 1/1/28	575	522
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,539
Series 2010 F, 5% 12/1/20	1,030	1,039
Series 2011 A:
5% 12/1/41	2,075	2,092
5.5% 12/1/39	5,730	5,821
Series 2012 A, 5% 12/1/42	1,880	1,906
Series 2015 C, 5.25% 12/1/39	1,455	1,509
Series 2016 B, 6.5% 12/1/46	700	800
Series 2017 A, 7% 12/1/46 (c)	2,400	2,875
Series 2017 C:
5% 12/1/25	2,025	2,171
5% 12/1/26	905	979
Series 2017 D, 5% 12/1/27	2,500	2,729
Series 2017 H, 5% 12/1/36	1,965	2,080
Series 2018 A:
5% 12/1/24	560	596
5% 12/1/27	6,280	6,855
5% 12/1/33	700	753
5% 12/1/34	1,400	1,502
Series 2018 C:
5% 12/1/24	725	772
5% 12/1/25	15,335	16,438
5% 12/1/26	4,625	5,005
5% 12/1/46	5,795	6,084
Series 2019 A:
5% 12/1/24	2,300	2,448
5% 12/1/28	6,520	7,159
5% 12/1/28	510	560
5% 12/1/29	930	1,027
5% 12/1/30	900	992
5% 12/1/32	1,250	1,361
Series 2019, 5% 12/1/29	10,500	11,594
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (b)	6,310	6,898
Series 2014 B:
5% 1/1/22	970	1,028
5% 1/1/24	3,235	3,641
Series 2016 A:
5% 1/1/29 (b)	2,155	2,472
5% 1/1/30 (b)	3,290	3,755
5% 1/1/31 (b)	2,430	2,760
Series 2016 B, 5% 1/1/41	3,390	3,795
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22	1,700	1,805
Series 2012 B, 5% 1/1/22 (b)	6,800	7,186
Series 2015 A, 5% 1/1/24 (b)	1,045	1,179
Series 2015 B, 5% 1/1/32	5,235	5,957
Series 2015 C, 5% 1/1/24 (b)	1,245	1,404
Series 2016 C:
5% 1/1/22	2,155	2,288
5% 1/1/23	2,095	2,299
5% 1/1/24	1,455	1,649
5% 1/1/25	2,285	2,665
5% 1/1/26	1,940	2,318
5% 1/1/33	2,305	2,666
5% 1/1/34	2,670	3,080
Series 2016 D, 5% 1/1/52	6,740	7,716
Series 2017 D:
5% 1/1/27 (b)	2,065	2,498
5% 1/1/28 (b)	460	554
5% 1/1/31 (b)	2,850	3,379
5% 1/1/33 (b)	1,455	1,708
Series 2018 A:
5% 1/1/48 (b)	3,585	4,220
5% 1/1/53 (b)	6,110	7,157
Series 2018 B, 5% 1/1/53	2,155	2,551
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (b)	2,470	2,798
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,799
5% 6/1/23	1,520	1,674
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,325
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	998
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,042
5% 12/15/24	1,310	1,406
Series 2012 C, 5% 12/15/25	2,060	2,209
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	17,588
Series 2010 G, 5% 11/15/25	2,855	2,881
Series 2011 A, 5.25% 11/15/24	1,455	1,511
Series 2012 C:
5% 11/15/22	2,000	2,126
5% 11/15/23	4,835	5,131
5% 11/15/24	18,115	19,187
5% 11/15/25 (FSA Insured)	505	551
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	6,122
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,455
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,065	27,559
Illinois Fin. Auth. Series 2020 A:
5% 8/15/30	2,170	2,846
5% 8/15/31	1,060	1,380
5% 8/15/32	1,500	1,935
5% 8/15/33	1,250	1,601
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,436
5% 8/1/24	1,480	1,673
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	659
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,666
5% 7/15/26	1,940	2,387
5% 7/15/28	2,040	2,604
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,137
5% 5/15/30	9,845	12,056
5% 5/15/31	21,400	26,056
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,132
5% 2/15/29	10,570	13,021
5% 2/15/36	2,200	2,633
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,405
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	902
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,250
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,025
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,901
Series 2017 B, 5%, tender 12/15/22 (a)	16,420	18,176
Series E, 2.25%, tender 4/29/22 (a)	1,820	1,872
Series 2009:
5% 8/15/23	3,035	3,050
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,530	1,538
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,161
Series 2012 A, 5% 5/15/23	1,435	1,526
Series 2012:
5% 9/1/32	7,865	8,440
5% 9/1/38	10,595	11,415
5% 11/15/43	3,170	3,366
Series 2013:
5% 11/15/26	2,600	2,819
5% 11/15/29	780	842
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	8,264
Series 2015 A:
5% 11/15/21	410	432
5% 11/15/27	1,015	1,177
5% 11/15/28	1,215	1,406
5% 11/15/29	1,830	2,114
5% 11/15/32	3,375	3,854
Series 2015 C:
5% 8/15/35	5,925	6,630
5% 8/15/44	28,260	30,857
Series 2016 A:
5% 2/15/24	1,455	1,654
5% 2/15/25	995	1,162
5% 2/15/26	1,455	1,739
5% 7/1/30	2,545	2,994
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	4,047
5% 7/1/34	1,650	1,911
5% 7/1/36	5,715	6,579
5% 2/15/45	1,600	1,881
Series 2016 C:
3.75% 2/15/34	1,250	1,383
4% 2/15/36	5,330	5,967
5% 2/15/22	1,250	1,336
5% 2/15/24	565	646
5% 2/15/31	1,650	2,014
5% 2/15/32	12,195	14,808
5% 2/15/33	4,855	5,865
5% 2/15/41	6,865	8,104
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	42
5% 5/15/28	2,380	2,783
5% 5/15/29	1,330	1,550
5% 12/1/29	1,755	2,043
5% 12/1/40	4,765	5,369
5% 12/1/46	3,250	3,632
Series 2017 A:
5% 1/1/34	2,485	2,902
5% 8/1/47	750	802
Series 2017:
5% 7/1/29	5,030	6,302
5% 1/1/30	4,855	6,069
5% 7/1/31	8,630	10,713
Series 2018 A, 5% 1/1/44	19,010	22,020
Series 2019:
5% 9/1/29	600	695
5% 9/1/31	500	571
5% 9/1/32	1,000	1,134
5% 9/1/34	1,100	1,234
5% 11/15/26	2,940	3,432
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,585
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	11,681
Series 2012 A:
4% 1/1/23	2,130	2,158
5% 1/1/33	3,495	3,548
Series 2012:
5% 3/1/21	2,670	2,712
5% 8/1/21	1,555	1,594
5% 3/1/22	4,855	5,022
5% 8/1/22	6,410	6,678
5% 8/1/23	3,310	3,498
Series 2013, 5.5% 7/1/38	3,885	4,062
Series 2014:
5% 4/1/23	7,400	7,780
5% 2/1/26	2,195	2,317
5% 2/1/27	2,590	2,725
5% 4/1/28	2,070	2,170
5% 5/1/28	910	955
5% 5/1/32	2,430	2,522
5% 5/1/33	6,410	6,642
5.25% 2/1/31	10,195	10,658
Series 2016:
5% 11/1/20	4,050	4,082
5% 1/1/22	7,480	7,714
5% 2/1/23	1,530	1,604
5% 6/1/25	7,620	8,219
5% 6/1/26	1,035	1,124
5% 2/1/27	8,355	9,118
5% 2/1/28	5,965	6,451
5% 2/1/29	5,605	6,028
Series 2017 D:
5% 11/1/23	9,670	10,256
5% 11/1/25	13,645	14,766
5% 11/1/26	13,050	14,217
Series 2019 B:
5% 9/1/21	5,580	5,726
5% 9/1/22	5,475	5,713
5% 9/1/23	5,580	5,904
5% 9/1/24	5,580	5,972
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,971	9,349
Illinois Hsg. Dev. Auth. Rev. Series 2019 C, 5% 4/1/28	1,200	1,520
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	4,900	5,244
5% 2/1/28	9,710	11,479
5% 2/1/31	3,465	4,061
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,430	2,430
5% 7/1/21	2,380	2,475
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,736
Series 2016 A, 5% 12/1/31	1,735	2,051
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,618
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	4,013
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,790	2,284
5% 1/1/26	8,660	10,308
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	5,124
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,496
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	6,948
0% 1/15/25	7,510	7,123
0% 1/15/26	5,645	5,242
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,589
5% 2/1/27	5,825	6,960
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,316
Series 2010 B1:
0% 6/15/44 (FSA Insured)	36,320	14,802
0% 6/15/47 (FSA Insured)	3,870	1,400
Series 2002:
0% 12/15/23	4,015	3,648
0% 12/15/23 (Escrowed to Maturity)	100	98
Series 2020 A, 5% 6/15/50	46,370	49,388
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,745
Series 2017:
5% 6/1/23	10,460	11,550
5% 6/1/24	13,685	15,538
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,182
6.25% 10/1/38	3,785	4,229
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	5,186

TOTAL ILLINOIS		1,036,312

Indiana - 2.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.65%, tender 9/1/20 (a)(b)	11,000	10,999
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	5,045	5,296
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	8,410	8,519
Series 2013, 5% 8/15/25	3,020	3,342
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,160
Series 2012:
5% 3/1/22 (Escrowed to Maturity)	970	1,045
5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	1,455	1,568
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	1,020	1,099
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	5,155	5,556
Series 2015, 5% 3/1/36	8,060	9,197
Series 2016:
5% 9/1/26	970	1,188
5% 9/1/29	485	587
5% 9/1/36	2,090	2,464
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,313
Series 2015 A:
5% 10/1/26	2,405	2,845
5% 10/1/28	1,145	1,351
Series 2011 A, 5.25% 10/1/24	3,910	4,142
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	8,885	9,192
2%, tender 2/1/23 (a)	45	47
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	754
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	306
5% 1/1/25	695	759
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	301
5% 1/1/26	1,895	2,069
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	842
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (b)	4,710	5,457
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,160
5% 10/1/21	5,340	5,638
Series 2016 A:
5% 10/1/24	10,585	12,447
5% 10/1/25	11,400	13,800
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,489
5% 7/15/22	970	1,056
5% 7/15/23	2,620	2,920
5% 7/15/24	4,065	4,527
5% 7/15/25	4,205	4,681
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,451
5% 4/1/30	2,220	2,728
5% 4/1/33	1,445	1,730
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,314
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	32,790	35,526
Series 2019 A, 5%, tender 6/5/26 (a)(b)	5,970	7,057

TOTAL INDIANA		192,922

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,421
5% 5/15/48	1,640	1,643

TOTAL IOWA		3,064

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	995	1,091
5% 9/1/24	4,285	4,694
Series 2012 B, 5% 9/1/24	1,455	1,594
Series 2016 A:
5% 9/1/30	970	1,162
5% 9/1/32	1,115	1,324

TOTAL KANSAS		9,865

Kentucky - 3.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,229
5% 2/1/28	880	1,038
5% 2/1/29	530	633
5% 2/1/31	460	552
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	7,780	7,776
Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	20,015	20,000
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	942
5% 1/1/26	585	707
5% 1/1/29	1,555	1,850
5% 1/1/30	1,625	1,926
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,061
5% 9/1/28	1,880	2,268
5% 9/1/30	520	618
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,346
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,900
5% 6/1/26	1,815	1,987
5% 6/1/27	1,910	2,087
5% 6/1/28	2,005	2,180
5% 6/1/29	2,105	2,281
5% 6/1/30	2,215	2,392
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,485	1,548
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,085
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,915
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,373
Series D:
5% 5/1/27	970	1,144
5% 5/1/28	970	1,138
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	19,138
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,809
5% 5/1/29	565	671
5% 5/1/31	1,425	1,733
Series 2015, 5% 8/1/28	1,035	1,170
Series 2016 A:
5% 2/1/29	5,555	6,337
5% 2/1/30	5,670	6,429
5% 2/1/32	2,230	2,507
5% 2/1/33	2,770	3,107
Series 2016 B, 5% 11/1/26	4,825	5,661
Series 2017, 5% 4/1/27	4,625	5,449
Series A:
5% 11/1/31	2,000	2,362
5% 11/1/32	3,000	3,523
5% 11/1/33	1,500	1,752
Series C, 5% 11/1/21	6,520	6,883
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (a)	41,220	46,542
Series C1, 4%, tender 6/1/25 (a)	28,000	31,442
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	7,565	8,319
Series 2020 C, 5%, tender 10/1/26 (a)	2,595	3,014
Series 2020 D, 5%, tender 10/1/29 (a)	3,700	4,461
Series 2013 A:
5.5% 10/1/33	2,430	2,700
5.75% 10/1/38	6,245	6,948
Series 2016 A:
5% 10/1/29	17,585	20,880
5% 10/1/32	3,230	3,781
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	2,072
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,534

TOTAL KENTUCKY		275,200

Louisiana - 0.7%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/25	1,000	1,160
5% 12/1/26	1,100	1,292
5% 12/1/27	1,125	1,345
5% 12/1/28	1,205	1,453
5% 12/1/29	1,465	1,775
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,375
5% 12/15/23	2,915	3,280
Series 2018 E:
5% 7/1/35	1,655	2,022
5% 7/1/36	1,795	2,184
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,065	2,230
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (b)	2,430	2,745
5% 1/1/25 (b)	2,915	3,383
5% 1/1/27 (b)	2,185	2,514
Series 2017 B:
5% 1/1/29 (b)	390	467
5% 1/1/31 (b)	730	865
5% 1/1/36 (b)	630	732
5% 1/1/37 (b)	485	562
Series 2017 D2:
5% 1/1/26 (b)	730	867
5% 1/1/29 (b)	485	580
5% 1/1/30 (b)	665	792
5% 1/1/32 (b)	1,495	1,761
5% 1/1/35 (b)	1,115	1,299
5% 1/1/38 (b)	570	659
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,170
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	9,665	9,254
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	9,120	9,038
2.1%, tender 7/1/24 (a)	4,670	4,563

TOTAL LOUISIANA		61,367

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	4,215	4,408
Series 2016 A:
4% 7/1/41	2,030	2,064
4% 7/1/46	2,765	2,790
5% 7/1/41	860	927
5% 7/1/46	585	624
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,697
5% 7/1/27	1,940	2,331

TOTAL MAINE		15,841

Maryland - 1.3%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,355
5% 7/1/31	6,580	8,182
5% 7/1/33	6,635	8,166
Series 2017 D, 5% 7/1/33	5,630	6,851
Harford County Gen. Oblig.:
Series 2020 A, 5% 10/1/28	2,000	2,672
Series 2020 B:
5% 7/1/28	5,735	7,614
5% 7/1/29	5,600	7,613
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	6,220	6,861
Series 2019 C, 3.5% 3/1/50	5,090	5,538
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,536
5% 6/1/24	1,455	1,585
5% 6/1/25	1,455	1,610
5% 6/1/26	1,940	2,168
5% 6/1/27	1,310	1,472
5% 6/1/31	970	1,078
5% 6/1/32	970	1,067
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (b)	1,215	1,239
5% 3/31/51 (b)	2,235	2,256
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,530	7,530
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,330	2,330
Series 2013 A:
5% 7/1/24	1,210	1,303
5% 7/1/25	1,030	1,107
Series 2015:
5% 7/1/27	970	1,132
5% 7/1/28	1,260	1,461
5% 7/1/29	2,135	2,467
5% 7/1/31	970	1,104
Series 2016 A:
4% 7/1/42	1,410	1,490
5% 7/1/33	2,185	2,494
5% 7/1/34	1,600	1,823
5% 7/1/35	605	687
5% 7/1/36	1,700	1,925
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	7,483

TOTAL MARYLAND		106,199

Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,777
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/26	5,640	7,102
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,788
Series A, 5% 1/1/31	7,500	9,666
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,513
5% 7/1/30	3,565	4,411
Series 2017, 5% 7/1/23	1,550	1,743
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	13,060
Series A1, 5%, tender 1/31/30 (a)	10,135	13,205
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (c)	4,283	4,918
Series 2016 A, 5% 7/15/22	2,165	2,375
Series 2017 A, 5% 1/1/40	2,980	3,336
Series 2019 S1:
5% 10/1/22	2,195	2,389
5% 10/1/23	2,400	2,697
5% 10/1/24	1,190	1,377
5% 10/1/25	2,670	3,170
Series 2019:
5% 7/1/30	1,435	1,727
5% 7/1/32	1,040	1,232
Series M:
4% 10/1/37	1,095	1,140
4% 10/1/38	635	659
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	3,227
Series C, 5% 4/1/23	17,445	19,695
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	9,190	10,784

TOTAL MASSACHUSETTS		132,991

Michigan - 3.6%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	2,800	3,033
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	16,655	22,468
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,130
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,358
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.56% 7/1/32 (a)(e)	5,360	5,235
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,132
5% 5/1/31 (FSA Insured)	4,855	5,882
5% 5/1/32 (FSA Insured)	730	883
5% 5/1/33 (FSA Insured)	3,030	3,658
Series 2017, 5% 5/1/29 (FSA Insured)	1,890	2,379
5% 5/1/27 (FSA Insured)	1,310	1,665
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,896
5% 5/15/28	2,475	2,937
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,638
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	985
5% 11/15/21	630	666
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,256
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	20,292
5% 4/15/35	2,720	3,298
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,295
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,654
5% 12/1/24	1,700	1,991
5% 12/1/25	2,915	3,501
5% 12/1/26	1,270	1,560
5% 12/1/27	1,215	1,525
5% 12/1/28	1,940	2,436
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,604
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,559
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,434
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,216
Series 2012:
5% 11/15/36	6,895	7,370
5% 11/15/42	1,515	1,612
Series 2013:
5% 8/15/28	5,425	6,021
5% 8/15/29	1,940	2,149
Series 2015 D1:
5% 7/1/27	415	492
5% 7/1/29	970	1,140
5% 7/1/31	1,165	1,357
5% 7/1/32	970	1,125
5% 7/1/33	825	953
Series 2016:
5% 11/15/30	4,480	5,367
5% 11/15/32	1,210	1,435
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,059
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,704
5% 12/1/25	1,260	1,513
5% 12/1/26	1,940	2,383
5% 12/1/27	1,295	1,625
5% 12/1/28	2,040	2,561
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,301
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,796
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	4,000	4,392
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	8,110	8,400
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,755
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,135
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	9,612
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,484
5% 11/1/29	3,080	3,730
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,054
5% 9/1/24	1,940	2,211
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	714
5% 7/1/29	1,000	1,287
5% 7/1/30	425	557
5% 7/1/31	495	642
5% 7/1/32	545	701
5% 7/1/33	595	760
5% 7/1/34	385	490
5% 7/1/35	400	507
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,172
5% 5/1/31	1,400	1,828
5% 5/1/32	2,300	2,981
5% 5/1/33	1,875	2,414
5% 5/1/34	2,450	3,136
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,224
5% 5/1/31	4,660	5,488
5% 5/1/32	4,955	5,802
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	485
5% 12/1/29	245	300
5% 12/1/30	380	463
5% 12/1/31	390	472
5% 12/1/36	535	635
Series 2017 B:
5% 12/1/29 (b)	685	826
5% 12/1/30 (b)	485	581
5% 12/1/31 (b)	525	625
5% 12/1/33 (b)	375	442
5% 12/1/36 (b)	810	946
Series 2017 C:
5% 12/1/22	1,940	2,122
5% 12/1/23	2,185	2,467
5% 12/1/24	2,305	2,678
5% 12/1/25	2,150	2,559
5% 12/1/26	1,455	1,769
5% 12/1/27	1,460	1,810

TOTAL MICHIGAN		301,185

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,227
Minnesota Gen. Oblig. Series 2019 B, 5% 8/1/28	2,300	3,047
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,745

TOTAL MINNESOTA		7,019

Mississippi - 0.4%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,802
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	637
5% 1/1/31	1,500	1,893
5% 1/1/32	1,750	2,193
5% 1/1/34	1,065	1,319
5% 1/1/35	2,000	2,467
Series 2019 B:
5% 1/1/23	445	488
5% 1/1/25	500	580
5% 1/1/26	700	830
5% 1/1/27	1,245	1,501
5% 1/1/28	500	615
5% 1/1/29	510	639
5% 1/1/30	595	759
Bonds Series II, 5%, tender 3/1/27 (a)	3,025	3,641
Series IV:
5% 10/1/34 (d)	1,435	1,757
5% 10/1/38 (d)	1,675	2,021
5% 10/1/39 (d)	1,000	1,203

TOTAL MISSISSIPPI		29,345

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,106
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,311
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	763
5% 1/1/29	550	709
5% 1/1/31	415	530
5% 1/1/34	380	477
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	680	738
5% 2/1/30	2,395	2,866
5% 2/1/32	2,645	3,137
5% 2/1/36	2,145	2,506
5% 2/1/45	3,495	4,016
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	970	1,157
5% 5/15/30	970	1,153
5% 5/15/31	970	1,145
5% 5/15/36	2,915	3,383
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,300	1,439
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,541
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	4,645
Series 2018 A, 5.125% 9/1/48	1,455	1,497

TOTAL MISSOURI		37,119

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	1,465	1,548
Series 2019 B, 4% 6/1/50	655	736
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,245
5% 2/15/22	1,260	1,342
5% 2/15/23	1,990	2,195
5% 2/15/24	2,080	2,370
5% 2/15/25	1,940	2,274
5% 2/15/26	3,105	3,720

TOTAL MONTANA		15,430

Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	15,350	17,423
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	3,635	3,974
Series 2019 E, 3.75% 9/1/49 (b)	4,360	4,689
Series 2020 A, 3.5% 9/1/50	3,325	3,649
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,685
5% 1/1/34	4,235	5,043
5% 1/1/36	5,135	6,083

TOTAL NEBRASKA		45,546

Nevada - 1.3%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	843
Series 2017:
5% 9/1/24	730	824
5% 9/1/28	445	528
5% 9/1/30	730	858
5% 9/1/34	740	853
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (b)	9,460	9,835
Series 2019 A:
5% 7/1/23	8,335	9,345
5% 7/1/26	2,965	3,606
Series 2019 D, 5% 7/1/24	3,985	4,609
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,681
5% 6/15/23	2,250	2,522
Series 2017 A:
5% 6/15/25	5,770	6,846
5% 6/15/26	5,000	6,058
Series 2018 B, 5% 6/15/35	8,000	9,778
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,056
5% 6/1/23	1,940	2,109
5% 6/1/24	1,940	2,106
5% 6/1/25	1,020	1,105
Series 2016 A:
5% 6/1/32	2,815	3,410
5% 6/1/33	4,855	5,856
5% 6/1/34	5,145	6,187
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,424
Series 2013 D1, 5% 3/1/25	2,745	3,078
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	2,065	2,284
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	12,400	12,577
Series 2016, 2.05%, tender 4/15/22 (a)(b)	7,400	7,506

TOTAL NEVADA		107,884

New Hampshire - 0.8%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(b)	1,500	1,534
Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	2,955	3,021
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	7,545	7,715
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,304	9,973
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,442
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,551
5% 7/1/30	2,360	2,920
Series 2017 B, 4.125% 7/1/24 (c)	265	243
Series 2017, 5% 7/1/36	2,105	2,383
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,381
5% 7/1/26	1,245	1,323
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,603
Series 2016:
4% 10/1/38	800	856
5% 10/1/26	4,560	5,493
5% 10/1/27	4,860	5,790
5% 10/1/28	1,940	2,298
5% 10/1/30	7,070	8,267
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,345
5% 2/1/23	2,150	2,306
5% 2/1/24	1,725	1,847

TOTAL NEW HAMPSHIRE		65,291

New Jersey - 3.9%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,717
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,163
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,161
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,179
5% 2/15/25	970	1,079
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,535	1,249
Series A:
5% 11/1/34	5,150	5,846
5% 11/1/35	8,205	9,273
5% 11/1/36	5,010	5,640
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,335	1,093
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,146
5% 6/1/27 (FSA Insured)	1,360	1,671
5% 6/1/28 (FSA Insured)	1,940	2,377
5% 6/1/29 (FSA Insured)	1,455	1,776
Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	7,380	7,614
Series 2013:
5% 3/1/23	9,030	9,658
5% 3/1/24	12,430	13,260
5% 3/1/25	1,360	1,447
Series 2015 XX, 5% 6/15/26	19,420	21,535
Series 2018 EEE, 5% 6/15/30	2,170	2,502
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,098
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	8,215	9,514
Series 2019 B2, 5%, tender 7/1/25 (a)	10,070	11,989
Series 2016 A:
5% 7/1/21	285	296
5% 7/1/22	770	831
5% 7/1/23	2,940	3,282
5% 7/1/24	790	909
5% 7/1/25	855	1,007
5% 7/1/26	285	343
5% 7/1/27	425	510
5% 7/1/28	440	535
5% 7/1/28	1,185	1,409
5% 7/1/28	1,265	1,505
5% 7/1/33	1,465	1,738
Series 2016, 5% 7/1/41	3,665	4,064
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (b)	1,285	1,382
5% 12/1/24 (b)	3,400	3,837
Series 2017 1B, 5% 12/1/21 (b)	1,365	1,432
Series 2019 A:
5% 12/1/21	1,070	1,126
5% 12/1/22	1,520	1,655
5% 12/1/23	1,810	2,032
5% 12/1/24	1,045	1,206
5% 12/1/25	1,925	2,273
Series 2020:
5% 12/1/25 (b)	2,220	2,528
5% 12/1/26 (b)	1,550	1,785
5% 12/1/28 (b)	1,225	1,441
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 0.581%, tender 1/1/21 (a)(e)	18,725	18,709
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.461% 1/1/21 (Escrowed to Maturity) (a)(e)	2,090	2,087
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,036
5% 6/15/31	2,250	2,578
5% 6/15/32	5,660	6,436
Series 2010 A:
0% 12/15/27	13,270	10,412
0% 12/15/28	3,025	2,281
Series 2012 AA:
5% 6/15/23	7,285	7,657
5% 6/15/24	11,655	12,226
Series 2014 AA:
5% 6/15/25	12,140	13,267
5% 6/15/26	7,285	7,926
Series 2016 A, 5% 6/15/27	14,620	16,520
Series 2018 A:
5% 12/15/33	6,395	7,220
5% 12/15/34	5,070	5,705
Series A:
4% 12/15/39	2,300	2,368
5% 12/15/24	4,675	5,173
5% 12/15/25	4,380	4,917
5% 12/15/26	6,900	7,840
5% 12/15/27	12,250	14,089
5% 12/15/28	4,270	4,968
5% 12/15/30	885	1,031
5% 12/15/31	4,720	5,458
5% 12/15/39	2,600	2,894
Series AA, 5% 6/15/29	2,390	2,487

TOTAL NEW JERSEY		322,398

New Mexico - 0.2%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	8,245	9,641
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,915	3,200
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	194
Series 2019 B1, 2.625% 5/15/25	345	326

TOTAL NEW MEXICO		13,361

New York - 3.8%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,201
5% 7/1/25	2,430	2,816
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Escrowed to Maturity)	1,040	1,040
5.75% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	970	970
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,685
5% 2/15/35	7,285	8,668
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	17,055	16,998
Series 2016 B:
5% 9/1/22	1,940	2,121
5% 9/1/23	1,455	1,648
5% 9/1/24	1,310	1,531
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,880
5% 11/15/56	11,925	12,993
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,269
Series 2015 A, 5% 8/1/22	1,985	2,170
Series 2015 C, 5% 8/1/27	2,965	3,483
Series 2016 A, 5% 8/1/22	4,390	4,800
Series C, 5% 8/1/29	6,945	9,195
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	4,958
5% 2/1/21	3,410	3,502
Series 2012 A, 5% 11/1/21	5,300	5,626
Series 2018 C2, 5% 5/1/32	9,175	11,548
Series 2019 A, 5% 8/1/35	7,520	9,395
Series 2019 B1:
5% 8/1/34	3,300	4,139
5% 8/1/35	8,400	10,494
New York Convention Ctr. Dev. Corp. Rev. Series 2015, 5% 11/15/27	1,330	1,490
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,958
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	4,460	4,687
Series 2019 B2, 5%, tender 5/1/24 (a)	3,675	4,133
Series 2019 B3, 5%, tender 5/1/48	4,055	4,787
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,467
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	25,947
Series 2015 C, 5% 11/15/30	1,000	1,103
Series 2015 D1, 5% 11/15/33	4,015	4,411
Series 2017 A1, 5% 11/15/31	2,000	2,253
Series 2017 C-2, 0% 11/15/33	9,795	5,984
Series 2017 C1:
5% 11/15/26	5,975	6,722
5% 11/15/30	4,315	4,945
5% 11/15/33	6,955	7,926
Series 2017 D, 5% 11/15/33	6,725	7,663
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	1,470	1,587
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/21	1,940	2,009
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	8,155	8,793
Series 2016 A, 5.25% 1/1/50 (b)	13,305	14,423
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,380
Series 2011 A, 5% 3/15/22	7,385	7,630
Series 2017 A, 5% 3/15/22	2,215	2,388
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (FSA Insured)	1,000	1,156
4% 12/1/35 (FSA Insured)	1,500	1,725
4% 12/1/36 (FSA Insured)	1,635	1,872
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,671
5% 12/1/34	2,300	3,042
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,324
5% 11/15/24	3,885	4,434

TOTAL NEW YORK		311,040

North Carolina - 1.1%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,469
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	395	487
5% 10/1/47	3,320	3,861
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 B, 0.65%, tender 9/1/20 (a)(b)	500	500
Series 2010, 0.4%, tender 9/1/20 (a)	12,200	12,199
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,854
5% 3/1/23	9,715	10,890
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	10,000
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	17,810
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (b)	3,950	4,754
5% 5/1/27 (b)	1,500	1,842
5% 5/1/28 (b)	1,875	2,347
5% 5/1/29 (b)	1,500	1,910
5% 5/1/30 (b)	1,320	1,704
5% 5/1/31 (b)	1,350	1,729
5% 5/1/32 (b)	1,100	1,397

TOTAL NORTH CAROLINA		86,753

Ohio - 1.9%
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,864
Series 2020 A:
5% 12/1/29	2,290	2,943
5% 12/1/30	2,290	2,972
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,090
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,268
Series 2012:
5% 2/15/21	1,455	1,497
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,085
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,129
Series 2012 B, 5% 2/15/42	1,365	1,445
Series 2017 A, 5% 2/15/36	5,000	6,127
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,124
5% 1/1/28 (FSA Insured)	1,480	1,706
5% 1/1/29 (FSA Insured)	2,165	2,489
5% 1/1/30 (FSA Insured)	1,940	2,223
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,301
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,558
Columbus City School District 5% 12/1/32	1,770	2,161
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,617
5% 6/15/26	2,515	2,735
5% 6/15/27	2,640	2,860
5% 6/15/28	2,770	2,993
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,483
5% 12/1/35	1,000	1,232
5% 12/1/36	1,180	1,448
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,351
5% 11/1/26	2,040	2,529
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	2,590	2,778
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,562
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	19,980	23,315
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,838
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,234
5% 8/1/32	1,000	1,226
5% 8/1/33	1,000	1,219
Miami Univ. Series 2020 A:
5% 9/1/30 (d)	140	189
5% 9/1/31 (d)	950	1,273
5% 9/1/33 (d)	1,770	2,326
5% 9/1/34 (d)	2,500	3,274
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,056
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	3,118
5% 1/1/29	4,855	6,162
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,726
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	955	1,075
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	13,653
5% 12/1/30	1,000	1,390
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,588
Series 2019, 5% 2/15/29	6,100	6,911
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	709
5% 12/1/42	875	884

TOTAL OHIO		158,736

Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,491
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,356
5% 6/1/28	1,455	1,691
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,171
5% 10/1/26	1,455	1,660
5% 10/1/27	1,155	1,311
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,141
5% 8/15/28	970	1,159
5% 8/15/29	410	488
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/24	590	652
5% 8/1/25	930	1,046
5% 8/1/26	540	615
5% 8/1/27	680	781
5% 8/1/28	725	842
5% 8/1/29	755	885
5% 8/1/30	1,370	1,592
(Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,238
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,503
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/26	1,650	1,957
5% 1/1/27	5,825	6,867
5% 1/1/28	1,940	2,283
5% 1/1/29	1,525	1,792
Series 2014 B, 5% 1/1/27	2,085	2,458

TOTAL OKLAHOMA		44,979

Oregon - 0.2%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	968
Port of Portland Arpt. Rev.:
Series 24 B:
5% 7/1/31 (b)	1,000	1,192
5% 7/1/32 (b)	2,795	3,310
Series 26 A:
5% 7/1/29	1,155	1,462
5% 7/1/33	785	1,010
Series 26 B, 5% 7/1/29	1,000	1,273
Series 26 C:
5% 7/1/25 (b)	800	947
5% 7/1/26 (b)	1,300	1,573
5% 7/1/27 (b)	1,090	1,345
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,714

TOTAL OREGON		16,794

Pennsylvania - 4.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,578
5% 7/15/22	1,715	1,857
5% 7/15/23	765	857
5% 7/15/24	2,300	2,651
5% 7/15/25	3,030	3,577
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	1,785	1,986
Series 2020 B2, 5%, tender 2/1/27 (a)	3,055	3,500
Series 2020 B3, 5%, tender 2/1/30 (a)	1,745	2,064
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,350	7,350
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,256
Series B, 1.8%, tender 8/15/22 (a)	10,600	10,713
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,834
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,148
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	363
Series 2016 A:
5% 10/1/28	1,385	1,603
5% 10/1/29	1,495	1,719
5% 10/1/32	4,670	5,271
5% 10/1/36	7,560	8,406
5% 10/1/40	3,490	3,828
Series 2019:
5% 9/1/30	1,250	1,577
5% 9/1/31	2,500	3,134
5% 9/1/33	1,370	1,695
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,112
5% 3/1/22	1,940	2,079
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	5,545	5,546
Series 2011, 2.15%, tender 7/1/24 (a)(b)	12,065	12,354
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,134
Series 2013, 5% 10/15/27	9,710	11,123
Series 2014, 5% 7/1/23	1,500	1,701
Series 2016, 5% 9/15/29	27,190	33,704
Series 2017 1, 5% 1/1/24	23,000	26,536
Series 2017, 5% 1/1/27	8,765	11,041
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,515
5% 8/15/30	2,090	2,581
Series 2017, 5% 8/15/27	1,165	1,460
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	7,379
5% 12/1/33 (FSA Insured)	4,300	5,086
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,452
5% 12/1/33	1,215	1,460
Series 2017 A1:
5% 12/1/22	485	531
5% 12/1/23	535	606
5% 12/1/29	1,455	1,780
5% 12/1/34	970	1,159
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/22 (b)	1,000	1,070
Series 2017 B:
5% 7/1/22 (b)	1,725	1,855
5% 7/1/26 (b)	2,950	3,512
5% 7/1/29 (b)	1,200	1,437
5% 7/1/30 (b)	1,720	2,047
5% 7/1/31 (b)	2,430	2,877
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22 (d)	250	263
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,078
5% 8/1/24	730	834
5% 8/1/25	775	908
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,500
5% 8/1/29	10,165	12,150
5% 8/1/30	10,705	12,760
5% 8/1/31	11,280	13,409
Series 2019 A:
5% 8/1/21	1,835	1,919
5% 8/1/22	1,180	1,283
5% 8/1/23	1,910	2,153
5% 8/1/24	3,425	3,987
5% 8/1/26	3,225	3,959
Series 2019 B:
5% 2/1/21	1,500	1,537
5% 2/1/22	250	267
5% 2/1/23	2,300	2,547
5% 2/1/24	100	115
5% 2/1/25	1,135	1,341
5% 2/1/26	1,180	1,432
5% 2/1/27	1,500	1,864
5% 2/1/28	2,250	2,864
5% 2/1/29	2,425	3,157
Philadelphia School District:
Series 2010 C:
5% 9/1/20	13,595	13,687
5% 9/1/21	5,825	5,867
Series 2019 A, 5% 9/1/34	3,675	4,724
Series 2019 B, 5% 9/1/29	3,070	4,003
Series 2019 C, 5% 9/1/33	11,245	14,172
Pittsburgh School District Series 2010 A, 5% 9/1/20 (FSA Insured)	970	978
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	725
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,549
5% 9/1/33 (FSA Insured)	1,250	1,745
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,608
5% 6/1/39	4,690	5,840
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,588

TOTAL PENNSYLVANIA		355,917

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	6,872
5% 9/1/36	320	325
Series 2016, 5% 5/15/39	5,475	5,921
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,532
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,410	2,657
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (b)	3,200	3,260
5% 12/1/29 (b)	1,650	1,987
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,697
5% 6/1/27	1,770	2,021
5% 6/1/28	2,330	2,654

TOTAL RHODE ISLAND		40,926

South Carolina - 1.4%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,046
5% 3/1/24	970	1,132
5% 3/1/25	970	1,170
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,485
5% 12/1/29	3,155	3,623
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	3,505	3,916
Series 2020 A, 4% 7/1/50	3,055	3,433
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,270
5% 2/1/24	970	1,104
5% 2/1/26	1,650	1,975
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,991
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,430
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (b)	2,235	2,760
5% 7/1/30 (b)	4,790	5,857
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	6,971
Series 2014 A:
5% 12/1/49	12,620	13,803
5.5% 12/1/54	17,285	19,209
Series 2014 C:
5% 12/1/25	3,885	4,484
5% 12/1/26	3,885	4,465
5% 12/1/27	3,010	3,450
5% 12/1/46	3,540	3,927
Series 2016 B:
5% 12/1/35	6,250	7,305
5% 12/1/36	9,330	10,874
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,939

TOTAL SOUTH CAROLINA		114,619

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,084
Series 2014 B:
5% 11/1/24	1,200	1,391
5% 11/1/25	1,175	1,357
5% 11/1/26	195	224
Series 2017:
5% 7/1/24	435	502
5% 7/1/27	365	451
5% 7/1/33	1,700	2,039
5% 7/1/35	1,360	1,622

TOTAL SOUTH DAKOTA		8,670

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,170
5% 7/1/30	1,165	1,398
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,252
5% 9/1/24	995	1,120
Series 2017:
5% 4/1/24	970	1,082
5% 4/1/25	1,315	1,499
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (b)	4,855	4,855
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	21,319
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,631
Series 2018, 4%, tender 11/1/25 (a)	10,670	12,081

TOTAL TENNESSEE		58,407

Texas - 13.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	2,955	3,025
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/29 (b)	2,690	3,066
Series 2019 B:
5% 11/15/27 (b)	1,500	1,863
5% 11/15/28 (b)	2,250	2,844
5% 11/15/29 (b)	1,500	1,925
Series 2019, 5% 11/15/22 (b)	1,000	1,092
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,284
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,614
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,304
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,292
5% 1/1/32	970	1,074
5% 1/1/34	1,940	2,138
5% 1/1/40	5,340	5,815
Series 2016:
5% 1/1/31	2,305	2,576
5% 1/1/32	4,855	5,420
5% 1/1/35	3,240	3,585
5% 1/1/36	1,580	1,743
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,545	5,551
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,005	6,012
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	6,105	6,168
Series 2016:
5% 2/15/22	4,855	5,232
5% 2/15/23	4,855	5,449
5% 2/15/24	24,410	28,416
5% 2/15/25	20,810	25,073
5% 2/15/27	3,475	4,260
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	9,755
Series 2020 A:
5% 12/1/22	285	317
5% 12/1/25	750	918
5% 12/1/26	1,000	1,254
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	7,071
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B:
5% 11/1/26 (b)	2,920	3,170
5% 11/1/27 (b)	1,245	1,350
5% 11/1/28 (b)	2,765	2,995
5% 11/1/30 (b)	5,280	5,701
5% 11/1/31 (b)	11,155	12,023
5% 11/1/32 (b)	14,110	15,181
5% 11/1/33 (b)	9,710	10,433
5% 11/1/34 (b)	2,295	2,464
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,598
Series 2014, 5% 2/15/24	5,770	6,699
Series 2019 B:
5% 2/15/30	4,080	5,252
5% 2/15/32	7,095	8,992
5% 2/15/33	7,585	9,545
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	65
Series 2019, 5%, tender 2/15/22 (a)	690	742
Series B6:
5%, tender 2/15/22 (a)	1,440	1,549
5%, tender 2/15/22 (a)	1,440	1,539
Series 2019:
5% 2/15/28	1,750	2,268
5% 2/15/29	2,355	3,051
5% 2/15/30	5,095	6,567
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	4,985	5,228
Series 2016, 0% 8/15/25	2,770	2,677
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,616
5% 8/15/31	3,610	4,656
5% 8/15/32	3,620	4,638
5% 8/15/33	5,890	7,506
5% 8/15/34	2,945	3,743
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	3,180	3,242
Series C, 1.35%, tender 8/1/20 (a)	2,955	2,957
Series D, 1.5%, tender 8/1/21 (a)	5,325	5,381
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	7,068
Series 2020, 5% 3/1/29 (d)	4,200	5,549
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,972
Series 2016, 5% 2/15/26	3,530	4,354
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,519
Series 2018 A:
5% 10/1/31	4,965	6,348
5% 10/1/32	4,210	5,345
5% 10/1/33	6,420	8,113
5% 10/1/34	4,855	6,114
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B:
5%, tender 12/1/22 (a)	4,550	4,951
5%, tender 12/1/24 (a)	5,205	6,005
Series 2019 A:
4% 10/1/35	1,750	2,072
4% 10/1/36	3,000	3,538
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,144
5% 8/15/25	3,750	4,103
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/20 (b)	7,770	7,770
5% 7/1/23 (b)	2,250	2,342
5% 7/1/24 (b)	2,810	2,923
5% 7/1/25 (b)	3,205	3,331
5% 7/1/26 (b)	2,000	2,076
Series 2012 A, 5% 7/1/23 (b)	6,750	7,282
Series 2018 A:
5% 7/1/26 (b)	1,635	1,968
5% 7/1/27 (b)	2,050	2,519
5% 7/1/28 (b)	970	1,216
Series 2018 B:
5% 7/1/28	3,110	3,952
5% 7/1/29	12,140	15,338
5% 7/1/30	6,385	8,017
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,066
5% 9/1/30	1,250	1,333
5% 9/1/31	1,650	1,760
5% 9/1/33	1,535	1,619
5% 9/1/34	1,250	1,315
5% 9/1/35	1,700	1,781
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,345
5% 3/1/24	9,710	11,275
5% 3/1/25	4,080	4,883
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/29	7,000	7,676
Series 2014 A, 4%, tender 6/1/23 (a)	10,315	11,311
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,935
Series 2016 B, 5% 11/15/33	2,330	2,859
Series 2020 C:
5% 11/15/30 (d)	2,145	2,961
5% 11/15/31 (d)	2,500	3,437
5% 11/15/32 (d)	2,000	2,728
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	563
5% 10/15/26	680	820
5% 10/15/27	485	583
5% 10/15/29	630	752
5% 10/15/31	990	1,170
5% 10/15/35	1,425	1,661
5% 10/15/36	3,115	3,612
5% 10/15/39	1,215	1,396
5% 10/15/44	1,440	1,624
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (b)	1,360	1,555
5% 11/1/31 (b)	3,070	3,494
Series 2017, 5% 11/1/26 (b)	1,000	1,179
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,804
5% 5/15/34	2,430	3,063
5% 5/15/36	2,430	3,040
Series 2019:
5% 5/15/32	1,500	1,928
5% 5/15/33	2,250	2,875
5% 5/15/34	2,250	2,865
5% 5/15/35	5,575	7,065
5% 5/15/36	1,075	1,357
Series 2015 B:
5% 5/15/25	6,615	7,939
5% 5/15/27	2,915	3,494
5% 5/15/28	2,845	3,407
5% 5/15/29	8,255	9,850
Series 2015 D:
5% 5/15/22	825	894
5% 5/15/23	680	765
5% 5/15/24	1,185	1,380
5% 5/15/26	1,360	1,634
Series 2020, 5% 5/15/26	3,350	4,131
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	4,160	4,363
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 1.5%, tender 8/3/20 (a)(b)	2,300	2,300
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,294
5% 8/15/25	2,430	2,929
5% 8/15/26	1,505	1,856
5% 8/15/27	1,565	1,979
5% 8/15/30	2,330	2,903
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,465
5% 4/1/28	1,395	1,606
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	3,995	3,998
Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,545
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,079
4% 12/15/24	1,770	1,919
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,487
5% 1/1/33	1,280	1,536
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	560
5% 1/1/31	660	784
5% 1/1/32	2,915	3,464
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,915	3,089
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,033
Series 2011 D:
5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	10,000	10,538
5% 9/1/29 (Pre-Refunded to 9/1/21 @ 100)	10,000	10,538
Series 2014 A:
5% 1/1/23	1,735	1,919
5% 1/1/24	4,855	5,558
Series 2015 B:
5% 1/1/29	9,710	11,291
5% 1/1/30	4,855	5,629
Series 2016 A, 5% 1/1/39	6,800	7,869
Series 2019 B, 5% 1/1/25	3,390	3,992
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (a)	22,990	24,279
Series 2019, 1.6%, tender 8/1/24 (a)	20,095	20,702
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	16,765	17,261
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,555
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (b)	2,380	2,841
5% 7/1/28 (b)	1,085	1,319
5% 7/1/29 (b)	1,270	1,564
5% 7/1/29 (b)	1,700	2,086
5% 7/1/30 (b)	1,235	1,510
5% 7/1/30 (b)	1,510	1,839
5% 7/1/31 (b)	2,310	2,805
5% 7/1/31 (b)	1,250	1,512
5% 7/1/32 (b)	1,195	1,439
5% 7/1/32 (b)	950	1,140
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,968
Series 2012, 5.25% 2/1/25	3,110	3,765
Series 2017:
5% 2/1/29	1,455	1,866
5% 2/1/30	970	1,238
5% 2/1/31	1,455	1,848
5% 2/1/33	1,165	1,467
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,100
5% 9/15/24	7,275	7,946
5% 9/15/25	9,025	9,836
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	13,523
Series 2012:
5% 5/15/22	2,135	2,322
5% 5/15/22 (Escrowed to Maturity)	3,690	4,011
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,088
5% 8/15/26	1,485	1,658
5% 8/15/28	1,575	1,753
5% 8/15/33	3,690	4,086
5.5% 9/1/43	5,195	5,709
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,636
5% 2/15/34	2,040	2,438
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,203
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,542	6,793
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,880	7,732
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	500	500
Series 2011 A, 5% 8/1/21 (b)	1,485	1,558
Series 2011 C:
5% 8/1/20 (b)	1,580	1,586
5% 8/1/21 (b)	1,420	1,490
Series 2013 B, 5% 8/1/25 (b)	11,725	13,347
Series 2014, 5% 8/1/26 (b)	5,020	5,953
Series 2016, 5.5% 8/1/26 (b)	3,750	4,749
Series 2020 B:
4% 8/1/28 (b)(d)	4,340	5,283
4% 8/1/29 (b)(d)	5,605	6,913
4% 8/1/30 (b)	5,885	7,343
4% 8/1/31 (b)	6,180	7,792
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (b)	15,540	17,807
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,679
5% 2/1/24	1,130	1,313
5% 2/1/26	2,600	3,213
5% 2/1/27	2,500	3,171
5% 2/1/28	1,315	1,711
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,700
Texas Wtr. Dev. Board Rev.:
Series 1, 5% 8/1/22	1,000	1,098
Series 2017 A:
5% 4/15/22	4,125	4,472
5% 4/15/25	6,055	7,335
5% 10/15/25	2,555	3,142
5% 4/15/26	4,195	5,221
5% 4/15/29	6,310	8,187
5% 4/15/30	16,995	21,943
Series 2018 B:
5% 4/15/29	2,750	3,654
5% 10/15/29	2,250	2,979
5% 10/15/30	3,240	4,269
5% 4/15/31	5,000	6,578
Series 2019:
5% 8/1/30	8,650	11,627
5% 8/1/31	4,500	6,029
5% 8/1/32	3,000	3,990
5% 8/1/33	3,450	4,554
5% 8/1/34	4,500	5,922
5% 8/1/35	5,500	7,206
Series 2020:
5% 8/1/24	1,000	1,185
5% 8/1/30	3,210	4,408
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,387
Series 2019 A:
5% 3/1/34	5,645	7,340
5% 3/1/35	17,080	22,124
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	7,664
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,266
Series 2016 D:
5% 8/15/20	1,940	1,951
5% 8/15/21	2,245	2,364
5% 8/15/22	2,430	2,672
Series 2016 E, 5% 8/15/22	2,605	2,865
Series 2016 J, 5% 8/15/22	2,590	2,848
Series 2019 A, 5% 8/15/29	3,060	4,145
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,853
5% 7/1/29	1,740	2,137

TOTAL TEXAS		1,129,961

Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (b)	1,120	1,358
5% 7/1/28 (b)	3,885	4,786
Series 2018 A:
5% 7/1/29 (b)	1,500	1,882
5% 7/1/30 (b)	1,345	1,675
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,210
Utah Gen. Oblig. Series 2020 B:
5% 7/1/21	1,300	1,361
5% 7/1/22	2,875	3,144
5% 7/1/23	2,740	3,125
5% 7/1/28	3,305	4,391

TOTAL UTAH		24,932

Virginia - 1.0%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	149
5% 7/1/28	1,175	1,487
5% 7/1/30	1,265	1,659
5% 7/1/32	1,005	1,303
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	2,089
5% 8/1/32	1,500	2,072
5% 8/1/33	1,500	2,059
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,017
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,419
5% 6/15/29	1,385	1,553
5% 6/15/33	1,475	1,632
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,871
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	668
5% 6/15/32	1,750	2,033
5% 6/15/34	2,235	2,579
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,850
Series 2017 E, 5% 2/1/31	10,295	13,240
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,475
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,914
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (b)	7,380	7,595
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,263
5% 1/1/33	2,515	2,921
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	2,700	2,701
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	2,200	2,270

TOTAL VIRGINIA		80,819

Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,921
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22 (Escrowed to Maturity)	970	1,039
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	1,061
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,477
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	1,075	1,189
Series 2016 B:
5% 10/1/26 (b)	3,625	4,263
5% 10/1/29 (b)	4,615	5,369
Series 2016:
5% 2/1/27	1,205	1,434
5% 2/1/29	2,430	2,863
Series 2018 A, 5% 5/1/29 (b)	1,515	1,833
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	860	952
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,318
5% 1/1/36	1,140	1,389
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,695
5% 6/1/24	3,430	3,795
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	18,194
Series 2018 C, 5% 8/1/30	6,665	8,503
Series 2018 D:
5% 8/1/32	24,300	30,660
5% 8/1/33	30,735	38,593
Series 2019 B, 5% 6/1/34	3,300	4,224
Series 2020 C, 5% 2/1/37	9,530	12,542
Series R-2017 A:
5% 8/1/27	1,735	2,177
5% 8/1/28	1,735	2,171
5% 8/1/30	1,735	2,150
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,135	2,135
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	283
5% 7/1/26	1,935	2,318
5% 7/1/29	3,100	3,780
5% 7/1/34	610	724
5% 7/1/42	5,305	6,163
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,063
5% 10/1/28	1,940	2,504
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,407
5% 8/15/26	1,175	1,281
5% 8/15/28	3,625	3,971
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,505	5,946
Series 2015:
5% 1/1/23	1,100	1,206
5% 1/1/29	1,260	1,464
Series 2017, 5% 8/15/32	1,520	1,632
Series 2019 A1:
5% 8/1/31	1,000	1,227
5% 8/1/35	1,500	1,803
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	616
5% 10/1/31	2,635	2,917
5% 10/1/33	560	613
Series 2019, 4% 10/1/49	5,235	5,155
Series 2016 A, 5% 10/1/30	2,510	2,793

TOTAL WASHINGTON		205,813

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,563
Wisconsin - 1.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/23 (c)	1,245	1,247
5% 5/15/30 (c)	1,135	1,192
5.25% 5/15/37 (c)	345	361
5.25% 5/15/42 (c)	420	436
5.25% 5/15/47 (c)	420	434
5.25% 5/15/52 (c)	790	814
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2016, 2%, tender 6/1/21 (a)(b)	1,000	1,006
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	890	888
5% 10/1/48 (c)	1,075	1,059
5% 10/1/53 (c)	3,010	2,938
Roseman Univ. of Health Series 2020, 5% 4/1/30 (c)	500	530
Wisconsin Gen. Oblig. Series 1, 5% 5/1/29	4,895	6,638
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	715	715
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,230	1,230
Series 2014 A:
5% 11/15/24	8,510	9,909
5% 11/15/27	6,515	7,488
Series 2014:
5% 5/1/26	810	917
5% 5/1/28	1,750	1,966
5% 5/1/29	865	970
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,478
Series 2017 A:
5% 9/1/34	1,750	2,010
5% 9/1/36	2,100	2,388
Series 2019 B1, 2.825% 11/1/28	2,130	2,014
Series 2019 B2, 2.55% 11/1/27	1,365	1,283
Series 2019:
5% 12/15/31	1,000	1,265
5% 12/15/32	1,750	2,193
5% 12/15/34	1,720	2,136
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,750	1,750
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,101
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,699
Series 2012:
5% 6/1/27	1,750	1,859
5% 6/1/32	995	1,049
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,750
5% 6/1/39	2,345	2,456
Wisconsin Hsg. & Econ. Dev. Auth. Series A, 3.5% 9/1/50	9,890	10,838
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,641
5% 5/1/27	12,590	16,034

TOTAL WISCONSIN		110,682

TOTAL MUNICIPAL BONDS
(Cost $7,574,761)		7,907,367

Municipal Notes - 1.4%
Florida - 0.3%
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	26,400	$26,400
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 005, 0.48% 7/2/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	17,300	17,300
Minnesota - 0.2%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 0.48% 8/11/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	14,400	14,400
New York - 0.2%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21	14,000	14,390
Texas - 0.4%
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	30,900	31,081
Virginia - 0.1%
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.48% 7/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	13,400	13,400
TOTAL MUNICIPAL NOTES
(Cost $116,945)		116,971
	Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Municipal Cash Central Fund .18% (h)(i)
(Cost $217,504)	217,468,253	217,486
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $7,909,210)		8,241,824
NET OTHER ASSETS (LIABILITIES) - 0.4%		28,988
NET ASSETS - 100%		$8,270,812

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,561,000 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$779
Total	$779

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$8,024,338	$--	$8,024,338	$--
Money Market Funds	217,486	217,486	--	--
Total Investments in Securities:	$8,241,824	$217,486	$8,024,338	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.4%
Health Care	18.8%
Transportation	12.5%
Electric Utilities	6.8%
Special Tax	5.0%
Others* (Individually Less Than 5%)	21.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,691,706)	$8,024,338
Fidelity Central Funds (cost $217,504)	217,486
Total Investment in Securities (cost $7,909,210)		$8,241,824
Cash		123
Receivable for fund shares sold		7,496
Interest receivable		91,717
Distributions receivable from Fidelity Central Funds		23
Other receivables		11
Total assets		8,341,194
Liabilities
Payable for investments purchased
Regular delivery	$15,152
Delayed delivery	43,445
Payable for fund shares redeemed	5,687
Distributions payable	3,742
Accrued management fee	1,506
Distribution and service plan fees payable	53
Other affiliated payables	745
Other payables and accrued expenses	52
Total liabilities		70,382
Net Assets		$8,270,812
Net Assets consist of:
Paid in capital		$7,929,833
Total accumulated earnings (loss)		340,979
Net Assets		$8,270,812
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($115,895 ÷ 10,858.5 shares)(a)		$10.67
Maximum offering price per share (100/96.00 of $10.67)		$11.11
Class M:
Net Asset Value and redemption price per share ($14,429 ÷ 1,352.7 shares)(a)		$10.67
Maximum offering price per share (100/96.00 of $10.67)		$11.11
Class C:
Net Asset Value and offering price per share ($30,521 ÷ 2,858.4 shares)(a)		$10.68
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($4,280,484 ÷ 401,318.0 shares)		$10.67
Class I:
Net Asset Value, offering price and redemption price per share ($1,201,885 ÷ 112,506.9 shares)		$10.68
Class Z:
Net Asset Value, offering price and redemption price per share ($2,627,598 ÷ 245,880.7 shares)		$10.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$100,371
Income from Fidelity Central Funds		779
Total income		101,150
Expenses
Management fee	$9,014
Transfer agent fees	3,946
Distribution and service plan fees	322
Accounting fees and expenses	389
Custodian fees and expenses	29
Independent trustees' fees and expenses	13
Registration fees	171
Audit	31
Legal	5
Miscellaneous	27
Total expenses before reductions	13,947
Expense reductions	(13)
Total expenses after reductions		13,934
Net investment income (loss)		87,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,889
Total net realized gain (loss)		7,889
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,737
Fidelity Central Funds	(38)
Total change in net unrealized appreciation (depreciation)		4,699
Net gain (loss)		12,588
Net increase (decrease) in net assets resulting from operations		$99,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,216	$171,196
Net realized gain (loss)	7,889	15,935
Change in net unrealized appreciation (depreciation)	4,699	257,202
Net increase (decrease) in net assets resulting from operations	99,804	444,333
Distributions to shareholders	(87,172)	(186,158)
Share transactions - net increase (decrease)	478,620	1,173,069
Total increase (decrease) in net assets	491,252	1,431,244
Net Assets
Beginning of period	7,779,560	6,348,316
End of period	$8,270,812	$7,779,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.64	$10.25	$10.40	$10.21	$10.51	$10.56
Income from Investment Operations
Net investment income (loss)A	.100	.220	.230	.238	.231	.234
Net realized and unrealized gain (loss)	.030	.411	(.142)	.192	(.262)	(.048)
Total from investment operations	.130	.631	.088	.430	(.031)	.186
Distributions from net investment income	(.100)	(.220)	(.229)	(.237)	(.231)	(.234)
Distributions from net realized gain	–	(.021)	(.009)	(.003)	(.038)	(.002)
Total distributions	(.100)	(.241)	(.238)	(.240)	(.269)	(.236)
Redemption fees added to paid in capitalA	–	–	–	–	–A,B	–A,B
Net asset value, end of period	$10.67	$10.64	$10.25	$10.40	$10.21	$10.51
Total ReturnC,D,E	1.23%	6.20%	.88%	4.25%	(.34)%	1.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.67%	.68%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.67%H	.67%	.68%	.69%	.68%	.69%
Expenses net of all reductions	.67%H	.67%	.68%	.69%	.67%	.69%
Net investment income (loss)	1.90%H	2.09%	2.25%	2.29%	2.19%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$116	$110	$87	$91	$134	$148
Portfolio turnover rateI	23%H	14%	19%J	26%	28%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.24	$10.39	$10.21	$10.51	$10.55
Income from Investment Operations
Net investment income (loss)A	.102	.223	.233	.239	.235	.239
Net realized and unrealized gain (loss)	.039	.411	(.141)	.183	(.262)	(.039)
Total from investment operations	.141	.634	.092	.422	(.027)	.200
Distributions from net investment income	(.101)	(.223)	(.233)	(.239)	(.235)	(.238)
Distributions from net realized gain	–	(.021)	(.009)	(.003)	(.038)	(.002)
Total distributions	(.101)	(.244)	(.242)	(.242)	(.273)	(.240)
Redemption fees added to paid in capitalA	–	–	–	–	–A,B	–A,B
Net asset value, end of period	$10.67	$10.63	$10.24	$10.39	$10.21	$10.51
Total ReturnC,D,E	1.34%	6.24%	.92%	4.17%	(.30)%	1.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%	.66%	.64%	.65%
Expenses net of fee waivers, if any	.64%H	.64%	.65%	.66%	.64%	.65%
Expenses net of all reductions	.64%H	.64%	.64%	.66%	.64%	.65%
Net investment income (loss)	1.93%H	2.12%	2.28%	2.31%	2.22%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$14	$20	$15	$18	$19	$19
Portfolio turnover rateI	23%H	14%	19%J	26%	28%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.25	$10.40	$10.22	$10.52	$10.56
Income from Investment Operations
Net investment income (loss)A	.061	.142	.153	.160	.152	.156
Net realized and unrealized gain (loss)	.030	.420	(.141)	.183	(.262)	(.038)
Total from investment operations	.091	.562	.012	.343	(.110)	.118
Distributions from net investment income	(.061)	(.141)	(.153)	(.160)	(.152)	(.156)
Distributions from net realized gain	–	(.021)	(.009)	(.003)	(.038)	(.002)
Total distributions	(.061)	(.162)	(.162)	(.163)	(.190)	(.158)
Redemption fees added to paid in capitalA	–	–	–	–	–A,B	–A,B
Net asset value, end of period	$10.68	$10.65	$10.25	$10.40	$10.22	$10.52
Total ReturnC,D,E	.86%	5.52%	.13%	3.37%	(1.08)%	1.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.41%H	1.42%	1.43%	1.43%	1.42%	1.44%
Expenses net of fee waivers, if any	1.41%H	1.42%	1.43%	1.43%	1.42%	1.44%
Expenses net of all reductions	1.41%H	1.42%	1.43%	1.43%	1.42%	1.44%
Net investment income (loss)	1.16%H	1.34%	1.50%	1.54%	1.44%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$31	$34	$45	$54	$61	$60
Portfolio turnover rateI	23%H	14%	19%J	26%	28%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.24	$10.39	$10.21	$10.51	$10.55
Income from Investment Operations
Net investment income (loss)A	.117	.254	.261	.270	.265	.269
Net realized and unrealized gain (loss)	.040	.411	(.141)	.183	(.262)	(.038)
Total from investment operations	.157	.665	.120	.453	.003	.231
Distributions from net investment income	(.117)	(.254)	(.261)	(.270)	(.265)	(.269)
Distributions from net realized gain	–	(.021)	(.009)	(.003)	(.038)	(.002)
Total distributions	(.117)	(.275)	(.270)	(.273)	(.303)	(.271)
Redemption fees added to paid in capitalA	–	–	–	–	–A,B	–A,B
Net asset value, end of period	$10.67	$10.63	$10.24	$10.39	$10.21	$10.51
Total ReturnC,D	1.49%	6.55%	1.19%	4.48%	(.01)%	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.37%	.36%	.35%	.36%
Expenses net of fee waivers, if any	.35%G	.35%	.37%	.36%	.35%	.36%
Expenses net of all reductions	.35%G	.35%	.37%	.36%	.35%	.36%
Net investment income (loss)	2.22%G	2.41%	2.56%	2.61%	2.51%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$4,280	$4,621	$4,867	$5,372	$4,953	$4,746
Portfolio turnover rateH	23%G	14%	19%I	26%	28%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.26	$10.41	$10.22	$10.52	$10.57
Income from Investment Operations
Net investment income (loss)A	.113	.246	.253	.263	.257	.261
Net realized and unrealized gain (loss)	.030	.411	(.140)	.193	(.261)	(.048)
Total from investment operations	.143	.657	.113	.456	(.004)	.213
Distributions from net investment income	(.113)	(.246)	(.254)	(.263)	(.258)	(.261)
Distributions from net realized gain	–	(.021)	(.009)	(.003)	(.038)	(.002)
Total distributions	(.113)	(.267)	(.263)	(.266)	(.296)	(.263)
Redemption fees added to paid in capitalA	–	–	–	–	–A,B	–A,B
Net asset value, end of period	$10.68	$10.65	$10.26	$10.41	$10.22	$10.52
Total ReturnC,D	1.36%	6.45%	1.13%	4.50%	(.09)%	2.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.43%	.44%	.44%	.43%	.44%
Expenses net of fee waivers, if any	.42%G	.43%	.44%	.44%	.43%	.44%
Expenses net of all reductions	.42%G	.43%	.44%	.44%	.43%	.44%
Net investment income (loss)	2.15%G	2.33%	2.49%	2.54%	2.43%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$1,202	$1,238	$1,013	$976	$760	$663
Portfolio turnover rateH	23%G	14%	19%I	26%	28%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.26	$10.17
Income from Investment Operations
Net investment income (loss)B	.119	.258	.070
Net realized and unrealized gain (loss)	.041	.412	.086C
Total from investment operations	.160	.670	.156
Distributions from net investment income	(.120)	(.259)	(.065)
Distributions from net realized gain	–	(.021)	(.001)
Total distributions	(.120)	(.280)	(.066)
Net asset value, end of period	$10.69	$10.65	$10.26
Total ReturnD,E	1.51%	6.59%	1.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.30%	.31%H
Expenses net of fee waivers, if any	.30%H	.30%	.31%H
Expenses net of all reductions	.30%H	.30%	.31%H
Net investment income (loss)	2.27%H	2.46%	2.62%H
Supplemental Data
Net assets, end of period (in millions)	$2,628	$1,756	$321
Portfolio turnover rateI	23%H	14%	19%J

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$355,803
Gross unrealized depreciation	(22,689)
Net unrealized appreciation (depreciation)	$333,114
Tax cost	$7,908,710

The Fund elected to defer to its next fiscal year approximately $12 of capital losses recognized during the period November 1, 2019 to December 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	1,326,456	891,789

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .23% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$137	$10
Class M	-%	.25%	25	–(a)
Class C	.75%	.25%	160	21
			$322	$31

 (a) In the amount of less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	–(a)
Class C(b)	5
$8

 (a) In the amount of less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$94.17
Class M	14.14
Class C	25.16
Intermediate Municipal Income	2,273.10
Class I	1,036.17
Class Z	504.05
	$3,946

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Intermediate Municipal Income Fund	$10

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$1,037	$2,254
Class M	188	422
Class C	185	571
Intermediate Municipal Income	50,249	116,066
Class I	12,733	28,961
Class Z	22,780	37,884
Total	$87,172	$186,158

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	1,526	3,326	$16,195	$35,069
Reinvestment of distributions	92	199	972	2,105
Shares redeemed	(1,084)	(1,672)	(11,299)	(17,613)
Net increase (decrease)	534	1,853	$5,868	$19,561
Class M
Shares sold	229	608	$2,431	$6,388
Reinvestment of distributions	17	38	180	404
Shares redeemed	(807)	(215)	(8,560)	(2,261)
Net increase (decrease)	(561)	431	$(5,949)	$4,531
Class C
Shares sold	222	556	$2,373	$5,882
Reinvestment of distributions	16	48	166	509
Shares redeemed	(547)	(1,862)	(5,779)	(19,514)
Net increase (decrease)	(309)	(1,258)	$(3,240)	$(13,123)
Intermediate Municipal Income
Shares sold	77,184	90,235	$811,987	$949,734
Reinvestment of distributions	3,084	7,410	32,708	78,190
Shares redeemed	(113,494)	(138,301)	(1,192,789)	(1,437,893)
Net increase (decrease)	(33,226)	(40,656)	$(348,094)	$(409,969)
Class I
Shares sold	26,408	37,072	$278,907	$390,233
Reinvestment of distributions	1,104	2,490	11,731	26,341
Shares redeemed	(31,279)	(22,074)	(328,417)	(232,636)
Net increase (decrease)	(3,767)	17,488	$(37,779)	$183,938
Class Z
Shares sold	109,515	159,235	$1,164,624	$1,658,592
Reinvestment of distributions	1,802	3,160	19,137	33,469
Shares redeemed	(30,277)	(28,817)	(315,947)	(303,930)
Net increase (decrease)	81,040	133,578	$867,814	$1,388,131

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	.67%
Actual		$1,000.00	$1,012.30	$3.35
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Class M	.64%
Actual		$1,000.00	$1,013.40	$3.20
Hypothetical-C		$1,000.00	$1,021.68	$3.22
Class C	1.41%
Actual		$1,000.00	$1,008.60	$7.04
Hypothetical-C		$1,000.00	$1,017.85	$7.07
Intermediate Municipal Income	.35%
Actual		$1,000.00	$1,014.90	$1.75
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Class I	.42%
Actual		$1,000.00	$1,013.60	$2.10
Hypothetical-C		$1,000.00	$1,022.77	$2.11
Class Z	.30%
Actual		$1,000.00	$1,015.10	$1.50
Hypothetical-C		$1,000.00	$1,023.37	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LIM-SANN-0820
1.706327.122

Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report

June 30, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	11.8
Apple, Inc.	2.3
Microsoft Corp.	2.3
DHT Holdings, Inc.	2.3
Amazon.com, Inc.	2.2
20.9

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Energy	13.2
Consumer Discretionary	12.8
Information Technology	12.7
Communication Services	11.5
Financials	8.5

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	11.8%
AAA,AA,A	0.5%
BBB	4.1%
BB	9.7%
B	13.1%
CCC,CC,C	4.7%
D	0.2%
Not Rated	4.9%
Equities	50.8%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Preferred Securities	2.0%
Corporate Bonds	30.3%
U.S. Government and U.S. Government Agency Obligations	11.8%
Foreign Government & Government Agency Obligations	0.5%
Bank Loan Obligations	4.4%
Stocks	50.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments – 15.9%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.3%
	Principal Amount	Value
Convertible Bonds - 6.0%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp.:
2.375% 3/15/24	$250,000	$223,712
3.375% 8/15/26	1,093,000	1,004,046
GCI Liberty, Inc. 1.75% 9/30/46 (a)	146,000	204,105
		1,431,863
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. 2.75% 5/15/26	424,000	635,102
Internet & Direct Marketing Retail - 0.1%
The RealReal, Inc. 3% 6/15/25 (a)	229,000	226,280
Leisure Products - 0.2%
Callaway Golf Co. 2.75% 5/1/26 (a)	195,000	240,148
Specialty Retail - 0.4%
Burlington Stores, Inc. 2.25% 4/15/25 (a)	194,000	220,471
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	301,000	416,634
		637,105
TOTAL CONSUMER DISCRETIONARY		1,738,635
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 0.75% 1/15/24	1,201,000	432,936
Oil, Gas & Consumable Fuels - 1.1%
DHT Holdings, Inc. 4.5% 8/15/21	851,000	902,972
PDC Energy, Inc. 1.125% 9/15/21	389,000	356,317
Scorpio Tankers, Inc. 3% 5/15/22	576,000	491,458
		1,750,747
TOTAL ENERGY		2,183,683
FINANCIALS - 0.4%
Diversified Financial Services - 0.3%
AXA SA 7.25% 5/15/21 (a)	425,000	388,078
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	100,000	93,751
4.75% 3/15/23	75,000	68,578
		162,329
TOTAL FINANCIALS		550,407
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
LivaNova PLC 3% 12/15/25 (a)	239,000	248,603
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24 (a)	229,000	183,916
INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.8%
Akamai Technologies, Inc. 0.125% 5/1/25	840,000	1,046,054
Wix.com Ltd. 0% 7/1/23	152,000	282,055
		1,328,109
Software - 0.8%
LivePerson, Inc. 0.75% 3/1/24	740,000	915,454
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (a)	243,000	272,972
		1,188,426
TOTAL INFORMATION TECHNOLOGY		2,516,535
MATERIALS - 0.3%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25 (a)	20,000	19,694
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
3.5% 6/15/25 (a)	110,000	105,924
4.75% 7/1/22	358,000	379,250
		485,174
TOTAL MATERIALS		504,868

TOTAL CONVERTIBLE BONDS		9,358,510

Nonconvertible Bonds - 24.3%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.4%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	150,000	148,875
Front Range BidCo, Inc.:
4% 3/1/27 (a)	325,000	308,445
6.125% 3/1/28 (a)	175,000	170,188
Intelsat Luxembourg SA 8.125% 6/1/23 (b)	200,000	11,000
Level 3 Financing, Inc. 4.25% 7/1/28 (a)	225,000	224,703
Sable International Finance Ltd. 5.75% 9/7/27 (a)	170,000	173,400
Sprint Capital Corp. 8.75% 3/15/32	595,000	851,594
Verizon Communications, Inc. 4.4% 11/1/34	225,000	279,584
		2,167,789
Entertainment - 0.4%
Netflix, Inc. 4.875% 6/15/30 (a)	300,000	320,511
Viacom, Inc. 6.25% 2/28/57 (c)	245,000	251,262
		571,773
Interactive Media & Services - 0.2%
Twitter, Inc. 3.875% 12/15/27 (a)	250,000	250,025
Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	235,000	239,818
5.125% 5/1/27 (a)	230,000	237,958
5.75% 2/15/26 (a)	1,245,000	1,287,753
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,734
Lamar Media Corp. 4% 2/15/30 (a)	245,000	234,514
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	6,576
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	65,000	64,493
		2,076,846
Wireless Telecommunication Services - 2.2%
Neptune Finco Corp. 10.875% 10/15/25 (a)	470,000	505,250
Sprint Corp. 7.875% 9/15/23	655,000	737,694
T-Mobile U.S.A., Inc.:
6% 3/1/23	500,000	502,020
6.375% 3/1/25	325,000	333,938
6.5% 1/15/26	350,000	365,789
Ypso Finance BIS SA:
6% 2/15/28 (a)	330,000	311,645
10.5% 5/15/27 (a)	630,000	693,977
		3,450,313
TOTAL COMMUNICATION SERVICES		8,516,746
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
Dana, Inc. 5.625% 6/15/28	140,000	138,977
Automobiles - 0.5%
Ford Motor Co. 8.5% 4/21/23	485,000	512,888
General Motors Co. 5.4% 10/2/23	202,000	218,822
		731,710
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (a)	195,000	184,275
Hotels, Restaurants & Leisure - 2.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	205,000	203,975
Aramark Services, Inc. 6.375% 5/1/25 (a)	210,000	216,852
Boyd Gaming Corp.:
4.75% 12/1/27 (a)	250,000	214,545
8.625% 6/1/25 (a)	255,000	266,475
Churchill Downs, Inc. 4.75% 1/15/28 (a)	275,000	265,375
Colt Merger Sub, Inc. 5.75% 7/1/25 (a)(d)	250,000	251,250
Eldorado Resorts, Inc.:
6.25% 7/1/25 (a)(d)	250,000	248,050
8.125% 7/1/27 (a)(d)	225,000	218,813
Marriott International, Inc. 5.75% 5/1/25	500,000	544,910
Royal Caribbean Cruises Ltd. 9.125% 6/15/23 (a)	210,000	208,161
Scientific Games Corp.:
7% 5/15/28 (a)	220,000	176,000
8.625% 7/1/25 (a)(d)	200,000	186,940
Stars Group Holdings BV 7% 7/15/26 (a)	400,000	421,648
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	165,000	156,750
Wynn Macau Ltd. 4.875% 10/1/24 (a)	200,000	196,000
Wynn Resorts Ltd. 7.75% 4/15/25 (a)	200,000	201,440
Yum! Brands, Inc. 7.75% 4/1/25 (a)	170,000	183,388
		4,160,572
Household Durables - 0.7%
Lennar Corp.:
4.75% 11/29/27	200,000	217,000
6.25% 12/15/21	640,000	660,800
LGI Homes, Inc. 6.875% 7/15/26 (a)	225,000	228,938
		1,106,738
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 4.5% 3/1/28 (a)	273,000	264,810
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	260,000	271,700
L Brands, Inc. 6.875% 7/1/25 (a)	55,000	56,788
Sally Holdings LLC 5.5% 11/1/23	275,000	267,438
		860,736
TOTAL CONSUMER DISCRETIONARY		7,183,008
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (a)	305,000	312,055
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	205,000	218,325
Performance Food Group, Inc.:
5.5% 10/15/27 (a)	255,000	246,075
6.875% 5/1/25 (a)	55,000	56,788
Sysco Corp.:
2.4% 2/15/30	300,000	296,479
5.95% 4/1/30	225,000	281,941
6.6% 4/1/40	2,000	2,707
6.6% 4/1/50	256,000	351,673
		1,766,043
Food Products - 0.3%
Del Monte Foods, Inc. 11.875% 5/15/25 (a)	175,000	176,750
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	220,000	225,500
		402,250
TOTAL CONSUMER STAPLES		2,168,293
ENERGY - 4.4%
Energy Equipment & Services - 0.0%
Nabors Industries Ltd. 7.25% 1/15/26 (a)	35,000	21,525
Oil, Gas & Consumable Fuels - 4.4%
Cheniere Energy Partners LP 5.625% 10/1/26	325,000	321,812
Comstock Resources, Inc. 9.75% 8/15/26	310,000	289,968
Continental Resources, Inc.:
3.8% 6/1/24	225,000	212,267
4.375% 1/15/28	50,000	44,011
4.5% 4/15/23	35,000	33,433
EG Global Finance PLC:
6.75% 2/7/25 (a)	480,000	468,600
8.5% 10/30/25 (a)	225,000	230,625
Endeavor Energy Resources LP/EER Finance, Inc. 6.625% 7/15/25 (a)	205,000	206,603
EQT Corp. 6.125% 2/1/25	275,000	274,043
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	112,000	107,660
7% 8/1/27	38,000	35,150
Northern Oil & Gas, Inc. 8.5% 5/15/23 pay-in-kind	755,000	645,299
Occidental Petroleum Corp.:
2.9% 8/15/24	530,000	453,150
4.1% 2/1/21	675,000	677,700
7.2% 4/1/28	400,000	356,000
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (a)	290,000	240,700
9.25% 5/15/25 (a)	225,000	240,188
PDC Energy, Inc. 6.125% 9/15/24	200,000	186,000
Petroleos Mexicanos:
6.75% 9/21/47	14,000	10,749
7.69% 1/23/50 (a)	1,025,000	855,106
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	2,000	2,208
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	275,000	266,750
Teekay Corp. 9.25% 11/15/22 (a)	325,000	312,000
The Williams Companies, Inc. 5.75% 6/24/44	20,000	23,065
Viper Energy Partners LP 5.375% 11/1/27 (a)	370,000	362,940
		6,856,027
TOTAL ENERGY		6,877,552
FINANCIALS - 1.0%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (a)	150,000	157,125
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	33,607
		190,732
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	39,654
Morgan Stanley 5% 11/24/25	30,000	35,040
		74,694
Consumer Finance - 0.5%
Ally Financial, Inc.:
8% 11/1/31	150,000	189,676
8% 11/1/31	200,000	258,006
Ford Motor Credit Co. LLC 5.125% 6/16/25	400,000	400,912
		848,594
Diversified Financial Services - 0.2%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	235,000	254,498
Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (a)	225,000	215,156
TOTAL FINANCIALS		1,583,674
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. 4.625% 2/1/28 (a)	200,000	207,500
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (a)	55,000	55,906
		263,406
Health Care Providers & Services - 0.3%
Centene Corp. 5.25% 4/1/25 (a)	200,000	205,940
CVS Health Corp.:
4.1% 3/25/25	5,000	5,652
4.3% 3/25/28	4,000	4,676
4.78% 3/25/38	2,000	2,484
5.05% 3/25/48	3,000	3,902
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (a)	200,000	204,750
Tenet Healthcare Corp. 8.125% 4/1/22	135,000	141,750
		569,154
TOTAL HEALTH CARE		832,560
INDUSTRIALS - 2.6%
Aerospace & Defense - 1.2%
Bombardier, Inc.:
6% 10/15/22 (a)	500,000	347,500
7.875% 4/15/27 (a)	290,000	189,950
BWX Technologies, Inc. 4.125% 6/30/28 (a)	140,000	139,650
Howmet Aerospace, Inc.:
5.95% 2/1/37	350,000	363,160
6.875% 5/1/25	135,000	146,456
Northrop Grumman Corp. 4.03% 10/15/47	191,000	230,974
The Boeing Co. 5.805% 5/1/50	225,000	265,478
TransDigm, Inc. 5.5% 11/15/27	265,000	231,329
		1,914,497
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	420,000	439,950
Construction & Engineering - 0.1%
AECOM 5.875% 10/15/24	200,000	216,000
Machinery - 0.0%
Vertical Holdco GmbH 7.625% 7/15/28 (a)(d)	40,000	40,000
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	535,000	302,275
Professional Services - 0.2%
ASGN, Inc. 4.625% 5/15/28 (a)	250,000	244,155
Road & Rail - 0.6%
Uber Technologies, Inc.:
7.5% 9/15/27 (a)	290,000	290,000
8% 11/1/26 (a)	320,000	325,760
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (a)	300,000	307,374
		923,134
TOTAL INDUSTRIALS		4,080,011
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
SSL Robotics LLC 9.75% 12/31/23 (a)	310,000	331,700
IT Services - 0.7%
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	720,000	732,960
Sabre GLBL, Inc. 9.25% 4/15/25 (a)	100,000	105,375
Science Applications International Corp. 4.875% 4/1/28 (a)	250,000	249,215
		1,087,550
TOTAL INFORMATION TECHNOLOGY		1,419,250
MATERIALS - 2.1%
Chemicals - 0.7%
CF Industries Holdings, Inc. 4.95% 6/1/43	255,000	274,839
Consolidated Energy Finance SA 6.5% 5/15/26 (a)	180,000	151,200
The Chemours Co. LLC 5.375% 5/15/27	285,000	257,552
Tronox, Inc. 6.5% 5/1/25 (a)	175,000	176,750
Valvoline, Inc. 4.375% 8/15/25 (a)	175,000	175,875
		1,036,216
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (a)	325,000	319,027
Berry Global, Inc. 5.5% 5/15/22	150,000	150,225
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	170,000	173,400
		642,652
Metals & Mining - 1.0%
Allegheny Technologies, Inc. 5.875% 12/1/27	150,000	138,750
Arconic Rolled Products Corp. 6.125% 2/15/28 (a)	85,000	84,979
First Quantum Minerals Ltd. 7.25% 4/1/23 (a)	305,000	291,275
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	250,000	250,093
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	555,000	500,888
Kaiser Aluminum Corp. 6.5% 5/1/25 (a)	200,000	207,500
Steel Dynamics, Inc. 5.25% 4/15/23	185,000	186,624
		1,660,109
TOTAL MATERIALS		3,338,977
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust 7.5% 9/15/25	225,000	236,183
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	17,808
VICI Properties, Inc. 4.625% 12/1/29 (a)	385,000	375,375
		629,366
Real Estate Management & Development - 0.2%
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 6% 9/1/23 (a)	310,000	316,975
TOTAL REAL ESTATE		946,341
UTILITIES - 0.7%
Electric Utilities - 0.7%
InterGen NV 7% 6/30/23 (a)	250,000	240,000
NRG Yield Operating LLC 5% 9/15/26	60,000	60,750
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	800,000	818,512
		1,119,262
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	14,000	14,875
TOTAL UTILITIES		1,134,137

TOTAL NONCONVERTIBLE BONDS		38,080,549

TOTAL CORPORATE BONDS
(Cost $45,646,821)		47,439,059

U.S. Government and Government Agency Obligations - 11.8%
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	21,776	26,687
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$32,435	$34,696
0.625% 1/15/26	64,742	70,208

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		131,591

U.S. Treasury Obligations - 11.7%
U.S. Treasury Bonds:
1.25% 5/15/50	15,342,000	14,728,909
3% 2/15/49	81,000	111,764
U.S. Treasury Notes:
0.625% 5/15/30	1,087,000	1,083,688
1.625% 6/30/21	1,000,000	1,014,531
1.75% 6/30/24	1,000,000	1,060,781
2% 12/31/21	99,000	101,711
2.125% 12/31/22	80,000	83,891
2.125% 3/31/24	99,000	106,073
2.75% 2/28/25	110,000	122,641

TOTAL U.S. TREASURY OBLIGATIONS		18,413,989

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,091,628)		18,545,580

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $14,079)	15,000	15,217

Foreign Government and Government Agency Obligations - 0.5%
Israeli State 3.375% 1/15/50 (Cost $679,547)	$660,000	$722,977
	Shares	Value

Common Stocks - 47.6%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	13,800	417,174
Verizon Communications, Inc.	14,671	808,812
		1,225,986
Entertainment - 0.4%
The Walt Disney Co.	6,356	708,758
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (e)	1,355	1,921,458
Facebook, Inc. Class A (e)	8,525	1,935,772
		3,857,230
Media - 0.7%
Comcast Corp. Class A	14,000	545,720
ViacomCBS, Inc. Class B	24,100	562,012
		1,107,732
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	50	5,208
T-Mobile U.S., Inc. rights 7/28/20 (e)	4,300	722
		5,930

TOTAL COMMUNICATION SERVICES		6,905,636

CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 0.8%
Kambi Group PLC (e)	28,800	639,780
McDonald's Corp.	1,200	221,364
Royal Caribbean Cruises Ltd.	82	4,125
Starbucks Corp.	4,800	353,232
		1,218,501
Household Durables - 0.4%
Lennar Corp. Class A	4,900	301,938
Sony Corp. sponsored ADR	4,800	331,824
		633,762
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (e)	1,255	3,462,319
Specialty Retail - 1.2%
Lowe's Companies, Inc.	7,904	1,067,988
The Home Depot, Inc.	1,000	250,510
TJX Companies, Inc.	195	9,859
Williams-Sonoma, Inc.	7,300	598,673
		1,927,030

TOTAL CONSUMER DISCRETIONARY		7,241,612

CONSUMER STAPLES - 2.9%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	1,500	262,425
Diageo PLC	156	5,185
Diageo PLC sponsored ADR	2,200	295,658
PepsiCo, Inc.	3,369	445,584
The Coca-Cola Co.	9,800	437,864
		1,446,716
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	900	272,889
Kroger Co.	124	4,197
Walmart, Inc.	3,804	455,643
		732,729
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	11	1,974
Mondelez International, Inc.	8,900	455,057
Nestle SA sponsored ADR	7,850	866,954
		1,323,985
Household Products - 0.7%
Kimberly-Clark Corp.	4,000	565,400
Procter & Gamble Co.	3,900	466,323
		1,031,723
Personal Products - 0.0%
Unilever NV	155	8,264
Tobacco - 0.0%
Philip Morris International, Inc.	80	5,605

TOTAL CONSUMER STAPLES		4,549,022

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Ardmore Shipping Corp.	83,200	361,088
Chevron Corp.	7,324	653,521
ConocoPhillips Co.	10,106	424,654
DHT Holdings, Inc.	506,790	2,599,833
Enterprise Products Partners LP	30,800	559,636
Enviva Partners LP	16,400	591,056
Euronav NV	228,200	1,859,830
Exxon Mobil Corp.	9,700	433,784
Frontline Ltd. (NY Shares) (f)	144,721	1,010,153
Marathon Petroleum Corp.	13,300	497,154
Phillips 66 Co.	35	2,517
Scorpio Tankers, Inc. (f)	16,961	217,270
Suncor Energy, Inc.	225	3,794
Sunoco Logistics Partners, LP	22,000	502,260
The Williams Companies, Inc.	24,000	456,480
Valero Energy Corp.	78	4,588
		10,177,618
FINANCIALS - 4.1%
Banks - 2.2%
Bank of America Corp.	32,428	770,165
JPMorgan Chase & Co.	19,425	1,827,116
M&T Bank Corp.	39	4,055
PNC Financial Services Group, Inc.	7,400	778,554
Truist Financial Corp.	101	3,793
Wells Fargo & Co.	409	10,470
		3,394,153
Capital Markets - 1.9%
BlackRock, Inc. Class A	1,506	819,400
Lazard Ltd. Class A	29,700	850,311
Moelis & Co. Class A	14,995	467,244
Morgan Stanley	17,600	850,080
		2,987,035
Consumer Finance - 0.0%
Capital One Financial Corp.	41	2,566
Insurance - 0.0%
Chubb Ltd.	149	18,866
Marsh & McLennan Companies, Inc.	62	6,657
MetLife, Inc.	166	6,062
		31,585

TOTAL FINANCIALS		6,415,339

HEALTH CARE - 6.7%
Biotechnology - 1.5%
AbbVie, Inc.	7,777	763,546
Amgen, Inc.	2,061	486,107
Gilead Sciences, Inc.	6,000	461,640
Regeneron Pharmaceuticals, Inc. (e)	850	530,103
		2,241,396
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	4,900	448,007
Becton, Dickinson & Co.	45	10,767
		458,774
Health Care Providers & Services - 1.8%
Anthem, Inc.	1,900	499,662
Cigna Corp.	3,918	735,213
CVS Health Corp.	7,000	454,790
UnitedHealth Group, Inc.	3,819	1,126,414
		2,816,079
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	1,400	507,276
Pharmaceuticals - 2.8%
AstraZeneca PLC:
(United Kingdom)	76	7,910
sponsored ADR	8,223	434,914
Bayer AG	6,500	481,803
Bristol-Myers Squibb Co.	7,266	427,241
Eli Lilly & Co.	2,805	460,525
GlaxoSmithKline PLC sponsored ADR	10,600	432,374
Johnson & Johnson	3,175	446,500
Merck & Co., Inc.	4,300	332,519
Novartis AG sponsored ADR	3,600	314,424
Pfizer, Inc.	4,400	143,880
Roche Holding AG:
(participation certificate)	32	11,086
sponsored ADR	9,750	422,955
Sanofi SA sponsored ADR	9,278	473,642
		4,389,773

TOTAL HEALTH CARE		10,413,298

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.6%
General Dynamics Corp.	21	3,139
Maxar Technologies, Inc.	22,700	407,692
Northrop Grumman Corp.	1,609	494,671
Raytheon Technologies Corp.	71	4,375
		909,877
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (e)	27,400	610,198
FedEx Corp.	2,500	350,550
		960,748
Building Products - 0.5%
Carrier Global Corp.	71	1,578
Masco Corp.	15,200	763,192
Trane Technologies PLC	57	5,072
		769,842
Industrial Conglomerates - 0.7%
General Electric Co.	469	3,203
Honeywell International, Inc.	3,125	451,844
Roper Technologies, Inc.	1,800	698,868
		1,153,915
Machinery - 0.3%
Illinois Tool Works, Inc.	2,700	472,095
Otis Worldwide Corp.	35	1,990
		474,085
Professional Services - 0.0%
Equifax, Inc.	15	2,578
Road & Rail - 0.2%
Norfolk Southern Corp.	1,665	292,324

TOTAL INDUSTRIALS		4,563,369

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.1%
Ciena Corp. (e)	14,100	763,656
Cisco Systems, Inc.	19,697	918,668
		1,682,324
IT Services - 0.8%
Amdocs Ltd.	29	1,766
MasterCard, Inc. Class A	2,240	662,368
Paychex, Inc.	42	3,182
Visa, Inc. Class A	3,400	656,778
		1,324,094
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc.	2,000	631,220
Intel Corp.	5,900	352,997
Micron Technology, Inc. (e)	13,700	705,824
NVIDIA Corp.	2,050	778,816
NXP Semiconductors NV	158	18,018
Qualcomm, Inc.	8,161	744,365
		3,231,240
Software - 3.4%
Adobe, Inc. (e)	1,200	522,372
Microsoft Corp.	17,319	3,524,590
Oracle Corp.	11,400	630,078
Salesforce.com, Inc. (e)	3,600	674,388
		5,351,428
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	9,901	3,611,885

TOTAL INFORMATION TECHNOLOGY		15,200,971

MATERIALS - 1.6%
Chemicals - 0.3%
Albemarle Corp. U.S.	3,500	270,235
Dow, Inc.	6,900	281,244
DuPont de Nemours, Inc.	73	3,878
		555,357
Metals & Mining - 1.3%
BHP Billiton Ltd. sponsored ADR	13,800	686,274
Franco-Nevada Corp.	3,100	433,055
Royal Gold, Inc.	2,500	310,800
Steel Dynamics, Inc.	2,700	70,443
Wheaton Precious Metals Corp.	11,400	501,395
		2,001,967

TOTAL MATERIALS		2,557,324

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	66	17,064
Americold Realty Trust	14,500	526,350
Crown Castle International Corp.	2,000	334,700
CyrusOne, Inc.	4,200	305,550
Duke Realty Corp.	8,400	297,276
Equinix, Inc.	550	386,265
Iron Mountain, Inc.	10,000	261,000
Prologis, Inc.	7,600	709,308
Realty Income Corp.	4,600	273,700
VICI Properties, Inc.	20,400	411,876
		3,523,089
UTILITIES - 1.9%
Electric Utilities - 1.0%
Duke Energy Corp.	3,300	263,637
Exelon Corp.	269	9,762
NextEra Energy, Inc.	5,400	1,296,918
		1,570,317
Independent Power and Renewable Electricity Producers - 0.9%
Atlantica Sustainable Infrastr	7,500	218,250
Clearway Energy, Inc. Class C	11,700	269,802
NextEra Energy Partners LP	8,100	415,368
Vistra Energy Corp.	23,977	446,452
		1,349,872
Multi-Utilities - 0.0%
Ameren Corp.	135	9,499

TOTAL UTILITIES		2,929,688

TOTAL COMMON STOCKS
(Cost $65,843,310)		74,476,966

Preferred Stocks - 3.2%
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. 5.25% (a)(e)	1,000	1,020,050
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Energizer Holdings, Inc. 7.50%	2,700	259,732
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 6.50%	5,300	280,052
Boston Scientific Corp. Series A 5.50%	2,400	251,592
Danaher Corp. 4.75%	200	250,196
		781,840
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%	3,500	201,946
TOTAL HEALTH CARE		983,786
UTILITIES - 0.2%
Electric Utilities - 0.2%
PG&E Corp. (e)	3,800	364,800

TOTAL CONVERTIBLE PREFERRED STOCKS		2,628,368

Nonconvertible Preferred Stocks - 1.5%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. Series L 5 year U.S. Treasury Index + 3.150% 4.959% (c)(g)	21,500	335,400
FINANCIALS - 1.0%
Banks - 0.3%
First Citizens Bancshares, Inc.	4,300	106,081
Truist Financial Corp. Series O 5.25% (e)	6,000	156,300
Wells Fargo & Co. Series Z 4.75%	9,300	215,900
		478,281
Consumer Finance - 0.2%
Capital One Financial Corp. Series J 5.00%	13,300	279,034
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. Series A 5.25%	17,100	388,170
Insurance - 0.3%
Athene Holding Ltd.:
Series A 6.35% (c)	4,300	105,006
Series B 5.625%	4,500	104,805
MetLife, Inc. Series F 4.75%	7,300	179,361
		389,172
TOTAL FINANCIALS		1,534,657
UTILITIES - 0.3%
Electric Utilities - 0.0%
Southern Co. 6.25%	1,600	40,880
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Energy Partners LP 5.25%	11,800	296,770
Multi-Utilities - 0.1%
DTE Energy Co. Series B, 5.375%	6,000	151,800
TOTAL UTILITIES		489,450

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,359,507

TOTAL PREFERRED STOCKS
(Cost $5,052,708)		4,987,875
	Principal Amount	Value

Bank Loan Obligations - 4.4%
CONSUMER DISCRETIONARY - 2.5%
Diversified Consumer Services - 1.8%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (c)(g)(h)	265,000	274,275
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (c)(g)(h)	2,252,511	2,150,787
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(g)(h)	277,091	264,622
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(g)(h)	42,934	41,002
		2,730,686
Hotels, Restaurants & Leisure - 0.4%
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/19/25 (g)(h)(i)	210,000	197,007
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (c)(g)(h)	415,000	393,993
		591,000
Internet & Direct Marketing Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (c)(g)(h)	437,097	419,456
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 12/12/26 (c)(g)(h)	99,749	94,928
		514,384

TOTAL CONSUMER DISCRETIONARY		3,836,070

CONSUMER STAPLES - 0.2%
Household Products - 0.2%
KIK Custom Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/15/23 (g)(h)(i)	250,000	237,533
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (c)(g)(h)	1,005,000	342,956
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (b)(c)(g)(h)	365,000	209,353
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (c)(g)(h)	564,087	513,319
		1,065,628
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 10/1/25 (c)(g)(h)	183,029	178,590
INDUSTRIALS - 0.3%
Airlines - 0.0%
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/12/24 (c)(g)(h)	15,000	14,663
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (c)(g)(h)	522,328	504,919

TOTAL INDUSTRIALS		519,582

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.2%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 5/31/25 (c)(g)(h)	39,898	29,242
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9401% 10/11/26 (c)(g)(h)	178,753	151,225
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9401% 10/11/25 (c)(g)(h)	242,217	228,491
		408,958
Software - 0.3%
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (c)(g)(h)	256,536	244,671
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 7/2/25 (c)(g)(h)	197,000	185,304
		429,975

TOTAL INFORMATION TECHNOLOGY		838,933

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (c)(g)(h)	149,033	142,087
TOTAL BANK LOAN OBLIGATIONS
(Cost $7,780,106)		6,818,423

Preferred Securities - 2.0%
FINANCIALS - 1.9%
Banks - 1.7%
Bank of America Corp. 5.125% (c)(j)	150,000	148,585
Citigroup, Inc. 4.7% (c)(j)	235,000	213,196
JPMorgan Chase & Co.:
4.6% (c)(j)	200,000	182,345
5% (c)(j)	230,000	225,986
5.15% (c)(j)	135,000	132,440
Truist Financial Corp.:
5.05% (c)(j)	205,000	183,415
5.1% (c)(j)	200,000	206,856
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(g)(j)	1,290,000	1,283,905
		2,576,728
Capital Markets - 0.2%
Charles Schwab Corp. 5.375% (c)(j)	150,000	161,603
Credit Suisse Group AG 5.1% (a)(c)(j)	200,000	193,955
		355,558

TOTAL FINANCIALS		2,932,286

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5% (c)(j)	265,000	208,631
TOTAL PREFERRED SECURITIES
(Cost $3,173,864)		3,140,917
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.12% (k)	885,611	885,788
Fidelity Securities Lending Cash Central Fund 0.12% (k)(l)	1,152,040	1,152,156
TOTAL MONEY MARKET FUNDS
(Cost $2,037,944)		2,037,944
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $148,320,007)		158,184,958
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,757,142)
NET ASSETS - 100%		$156,427,816

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,965,734 or 17.2% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,055
Fidelity Securities Lending Cash Central Fund	4,556
Total	$10,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,925,686	$6,905,636	$1,020,050	$--
Consumer Discretionary	7,241,612	7,241,612	--	--
Consumer Staples	4,808,754	4,535,573	273,181	--
Energy	10,513,018	10,513,018	--	--
Financials	7,949,996	7,949,996	--	--
Health Care	11,397,084	9,912,499	1,484,585	--
Industrials	4,563,369	4,563,369	--	--
Information Technology	15,200,971	15,200,971	--	--
Materials	2,557,324	2,557,324	--	--
Real Estate	3,523,089	3,523,089	--	--
Utilities	3,783,938	3,783,938	--	--
Corporate Bonds	47,439,059	--	47,439,059	--
U.S. Government and Government Agency Obligations	18,545,580	--	18,545,580	--
Municipal Securities	15,217	--	15,217	--
Foreign Government and Government Agency Obligations	722,977	--	722,977	--
Bank Loan Obligations	6,818,423	--	6,818,423	--
Preferred Securities	3,140,917	--	3,140,917	--
Money Market Funds	2,037,944	2,037,944	--	--
Total Investments in Securities:	$158,184,958	$78,724,969	$79,459,989	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
Marshall Islands	3.1%
United Kingdom	1.6%
Canada	1.4%
Bermuda	1.3%
Belgium	1.2%
Luxembourg	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,072,456) — See accompanying schedule: Unaffiliated issuers (cost $146,282,063)	$156,147,014
Fidelity Central Funds (cost $2,037,944)	2,037,944
Total Investment in Securities (cost $148,320,007)		$158,184,958
Receivable for investments sold		1,228,166
Receivable for fund shares sold		655,318
Dividends receivable		97,682
Interest receivable		759,318
Distributions receivable from Fidelity Central Funds		1,277
Other receivables		12,746
Total assets		160,939,465
Liabilities
Payable to custodian bank	$30,632
Payable for investments purchased
Regular delivery	2,062,180
Delayed delivery	966,031
Payable for fund shares redeemed	122,481
Distributions payable	33,056
Accrued management fee	72,174
Distribution and service plan fees payable	11,200
Other affiliated payables	20,984
Other payables and accrued expenses	40,911
Collateral on securities loaned	1,152,000
Total liabilities		4,511,649
Net Assets		$156,427,816
Net Assets consist of:
Paid in capital		$149,328,336
Total accumulated earnings (loss)		7,099,480
Net Assets		$156,427,816
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,783,544 ÷ 2,093,717 shares)(a)		$11.36
Maximum offering price per share (100/96.00 of $11.36)		$11.83
Class M:
Net Asset Value and redemption price per share ($9,596,572 ÷ 844,764 shares)(a)		$11.36
Maximum offering price per share (100/96.00 of $11.36)		$11.83
Class C:
Net Asset Value and offering price per share ($5,233,553 ÷ 461,341 shares)(a)		$11.34
Fidelity Multi-Asset Income Fund:
Net Asset Value, offering price and redemption price per share ($81,155,955 ÷ 7,140,602 shares)		$11.37
Class I:
Net Asset Value, offering price and redemption price per share ($30,909,540 ÷ 2,720,486 shares)		$11.36
Class Z:
Net Asset Value, offering price and redemption price per share ($5,748,652 ÷ 505,865 shares)		$11.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$1,488,189
Interest		1,511,701
Income from Fidelity Central Funds (including $4,556 from security lending)		10,611
Total income		3,010,501
Expenses
Management fee	$377,712
Transfer agent fees	86,570
Distribution and service plan fees	64,315
Accounting fees	33,706
Custodian fees and expenses	19,057
Independent trustees' fees and expenses	217
Registration fees	54,785
Audit	39,546
Legal	88
Miscellaneous	373
Total expenses before reductions	676,369
Expense reductions	(62,570)
Total expenses after reductions		613,799
Net investment income (loss)		2,396,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,149,567)
Fidelity Central Funds	472
Foreign currency transactions	(2,518)
Total net realized gain (loss)		(2,151,613)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,356,094)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(1,893)
Total change in net unrealized appreciation (depreciation)		(3,357,988)
Net gain (loss)		(5,509,601)
Net increase (decrease) in net assets resulting from operations		$(3,112,899)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,396,702	$2,380,250
Net realized gain (loss)	(2,151,613)	1,043,813
Change in net unrealized appreciation (depreciation)	(3,357,988)	13,296,631
Net increase (decrease) in net assets resulting from operations	(3,112,899)	16,720,694
Distributions to shareholders	(2,715,341)	(2,492,864)
Share transactions - net increase (decrease)	32,300,475	62,899,753
Total increase (decrease) in net assets	26,472,235	77,127,583
Net Assets
Beginning of period	129,955,581	52,827,998
End of period	$156,427,816	$129,955,581

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$9.81	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.187	.293	.223	.243	.438C	.097
Net realized and unrealized gain (loss)	(.337)	1.922	(.558)	.348	.584	(.060)
Total from investment operations	(.150)	2.215	(.335)	.591	1.022	.037
Distributions from net investment income	(.193)	(.298)	(.207)D	(.210)	(.439)	(.096)
Distributions from net realized gain	(.017)	(.007)	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	–	(.042)	–	–
Total distributions	(.210)	(.305)	(.265)	(.321)	(.792)	(.127)
Net asset value, end of period	$11.36	$11.72	$9.81	$10.41	$10.14	$9.91
Total ReturnE,F,G	(1.23)%	22.84%	(3.25)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.26%	1.38%	1.38%	1.73%	2.10%J
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.10%	1.10%	1.10%J
Expenses net of all reductions	1.06%J	1.09%	1.08%	1.09%	1.10%	1.10%J
Net investment income (loss)	3.36%J	2.69%	2.19%	2.38%	4.32%C	3.10%J
Supplemental Data
Net assets, end of period (000 omitted)	$23,784	$23,438	$9,513	$10,443	$9,524	$6,284
Portfolio turnover rateK	465%J	298%	367%	299%	239%	71%L

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this nonrecurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$9.81	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.187	.292	.223	.243	.439C	.097
Net realized and unrealized gain (loss)	(.337)	1.923	(.558)	.348	.583	(.060)
Total from investment operations	(.150)	2.215	(.335)	.591	1.022	.037
Distributions from net investment income	(.193)	(.298)	(.207)D	(.210)	(.439)	(.096)
Distributions from net realized gain	(.017)	(.007)	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	–	(.042)	–	–
Total distributions	(.210)	(.305)	(.265)	(.321)	(.792)	(.127)
Net asset value, end of period	$11.36	$11.72	$9.81	$10.41	$10.14	$9.91
Total ReturnE,F,G	(1.23)%	22.84%	(3.25)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.17%J	1.30%	1.40%	1.40%	1.75%	2.11%J
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.10%	1.10%	1.10%J
Expenses net of all reductions	1.06%J	1.09%	1.08%	1.09%	1.10%	1.10%J
Net investment income (loss)	3.36%J	2.69%	2.19%	2.38%	4.32%C	3.10%J
Supplemental Data
Net assets, end of period (000 omitted)	$9,597	$9,719	$7,441	$7,511	$7,171	$5,578
Portfolio turnover rateK	465%J	298%	367%	299%	239%	71%L

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this nonrecurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$9.80	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.144	.210	.147	.166	.363C	.074
Net realized and unrealized gain (loss)	(.335)	1.915	(.561)	.351	.583	(.059)
Total from investment operations	(.191)	2.125	(.414)	.517	.946	.015
Distributions from net investment income	(.152)	(.218)	(.138)D	(.148)	(.363)	(.074)
Distributions from net realized gain	(.017)	(.007)	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	–	(.030)	–	–
Total distributions	(.169)	(.225)	(.196)	(.247)	(.716)	(.105)
Net asset value, end of period	$11.34	$11.70	$9.80	$10.41	$10.14	$9.91
Total ReturnE,F,G	(1.60)%	21.87%	(4.00)%	5.18%	9.74%	.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.89%J	2.13%	2.14%	2.14%	2.50%	2.86%J
Expenses net of fee waivers, if any	1.85%J	1.85%	1.85%	1.85%	1.85%	1.85%J
Expenses net of all reductions	1.81%J	1.84%	1.83%	1.84%	1.85%	1.85%J
Net investment income (loss)	2.61%J	1.94%	1.44%	1.63%	3.57%C	2.35%J
Supplemental Data
Net assets, end of period (000 omitted)	$5,234	$4,634	$8,003	$8,683	$7,162	$5,468
Portfolio turnover rateK	465%J	298%	367%	299%	239%	71%L

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this nonrecurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.26%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Multi-Asset Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.200	.322	.168
Net realized and unrealized gain (loss)	(.326)	1.919	(.135)
Total from investment operations	(.126)	2.241	.033
Distributions from net investment income	(.207)	(.324)	(.165)C
Distributions from net realized gain	(.017)	(.007)	(.058)C
Total distributions	(.224)	(.331)	(.223)
Net asset value, end of period	$11.37	$11.72	$9.81
Total ReturnD,E	(1.02)%	23.14%	.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.94%	1.05%H
Expenses net of fee waivers, if any	.85%H	.85%	.85%H
Expenses net of all reductions	.81%H	.84%	.84%H
Net investment income (loss)	3.61%H	2.94%	2.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$81,156	$60,534	$5,819
Portfolio turnover rateI	465%H	298%	367%

 A For the period March 28, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$9.81	$10.41	$10.14	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.200	.319	.249	.268	.464C	.104
Net realized and unrealized gain (loss)	(.336)	1.922	(.558)	.349	.573	(.050)
Total from investment operations	(.136)	2.241	(.309)	.617	1.037	.054
Distributions from net investment income	(.207)	(.324)	(.233)D	(.231)	(.464)	(.103)
Distributions from net realized gain	(.017)	(.007)	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	–	(.047)	–	–
Total distributions	(.224)	(.331)	(.291)	(.347)	(.817)	(.134)
Net asset value, end of period	$11.36	$11.72	$9.81	$10.41	$10.14	$9.92
Total ReturnE,F	(1.11)%	23.14%	(3.01)%	6.20%	10.72%	.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	1.00%	1.08%	1.10%	1.47%	1.80%I
Expenses net of fee waivers, if any	.85%I	.85%	.85%	.85%	.85%	.85%I
Expenses net of all reductions	.81%I	.84%	.83%	.84%	.85%	.85%I
Net investment income (loss)	3.61%I	2.94%	2.44%	2.63%	4.57%C	3.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$30,910	$26,507	$21,904	$22,224	$20,092	$21,614
Portfolio turnover rateJ	465%I	298%	367%	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.26%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$9.81	$10.37
Income from Investment Operations
Net investment income (loss)B	.207	.335	.052
Net realized and unrealized gain (loss)	(.338)	1.916	(.515)
Total from investment operations	(.131)	2.251	(.463)
Distributions from net investment income	(.212)	(.334)	(.039)C
Distributions from net realized gain	(.017)	(.007)	(.058)C
Total distributions	(.229)	(.341)	(.097)
Net asset value, end of period	$11.36	$11.72	$9.81
Total ReturnD,E	(1.06)%	23.25%	(4.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.85%	.89%H
Expenses net of fee waivers, if any	.76%H	.76%	.76%H
Expenses net of all reductions	.72%H	.75%	.74%H
Net investment income (loss)	3.70%H	3.03%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,749	$5,123	$148
Portfolio turnover rateI	465%H	298%	367%

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,313,868
Gross unrealized depreciation	(5,493,628)
Net unrealized appreciation (depreciation)	$7,820,240
Tax cost	$150,364,718

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	236,976,402	197,037,921

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$28,346	$15,096
Class M	-%	.25%	11,909	7,851
Class C	.75%	.25%	24,060	5,626
			$64,315	$28,573

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,540
Class M	326
Class C(a)	769
$3,635

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16,916.15
Class M	6,831.14
Class C	2,774.12
Fidelity Multi-Asset Income Fund	44,556.13
Class I	14,303.11
Class Z	1,190.05
	$86,570

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Multi-Asset Income Fund	$3,788

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Multi-Asset Income Fund	$153

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $398. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $12 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$8,377
Class M	1.10%	3,111
Class C	1.85%	966
Fidelity Multi-Asset Income Fund	.85%	18,878
Class I	.85%	2,949
Class Z	.76%	1,839
		$36,120

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,371 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $961.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $118.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$428,789	$484,692
Class M	179,407	239,374
Class C	73,412	96,304
Fidelity Multi-Asset Income Fund	1,380,527	830,980
Class I	554,895	779,405
Class Z	98,311	62,109
Total	$2,715,341	$2,492,864

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Class A
Shares sold	303,334	1,197,919	$3,442,036	$12,880,704
Reinvestment of distributions	38,127	43,930	425,809	483,243
Shares redeemed	(248,013)	(211,606)	(2,694,529)	(2,308,683)
Net increase (decrease)	93,448	1,030,243	$1,173,316	$11,055,264
Class M
Shares sold	71,743	99,543	$835,229	$1,088,187
Reinvestment of distributions	15,623	21,169	174,388	231,710
Shares redeemed	(72,005)	(50,022)	(804,614)	(532,229)
Net increase (decrease)	15,361	70,690	$205,003	$787,668
Class C
Shares sold	109,291	188,683	$1,231,929	$2,048,753
Reinvestment of distributions	6,415	7,841	71,562	85,147
Shares redeemed	(50,378)	(617,423)	(555,461)	(6,449,266)
Net increase (decrease)	65,328	(420,899)	$748,030	$(4,315,366)
Fidelity Multi-Asset Income Fund
Shares sold	4,808,957	5,476,850	$54,614,866	$60,319,919
Reinvestment of distributions	114,274	70,630	1,275,181	785,818
Shares redeemed	(2,946,106)	(977,103)	(31,893,528)	(10,694,756)
Net increase (decrease)	1,977,125	4,570,377	$23,996,519	$50,410,981
Class I
Shares sold	512,361	1,146,358	$5,710,052	$12,637,405
Reinvestment of distributions	49,083	70,519	548,002	771,232
Shares redeemed	(102,709)	(1,187,977)	(1,073,546)	(13,061,963)
Net increase (decrease)	458,735	28,900	$5,184,508	$346,674
Class Z
Shares sold	239,591	472,158	$2,763,256	$5,177,185
Reinvestment of distributions	8,654	5,221	96,703	59,056
Shares redeemed	(179,420)	(55,374)	(1,866,860)	(621,709)
Net increase (decrease)	68,825	422,005	$993,099	$4,614,532

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Class A	1.10%
Actual		$1,000.00	$987.70	$5.44
Hypothetical-C		$1,000.00	$1,019.39	$5.52
Class M	1.10%
Actual		$1,000.00	$987.70	$5.44
Hypothetical-C		$1,000.00	$1,019.39	$5.52
Class C	1.85%
Actual		$1,000.00	$984.00	$9.13
Hypothetical-C		$1,000.00	$1,015.66	$9.27
Fidelity Multi-Asset Income Fund	.85%
Actual		$1,000.00	$989.80	$4.21
Hypothetical-C		$1,000.00	$1,020.64	$4.27
Class I	.85%
Actual		$1,000.00	$988.90	$4.20
Hypothetical-C		$1,000.00	$1,020.64	$4.27
Class Z	.76%
Actual		$1,000.00	$989.40	$3.76
Hypothetical-C		$1,000.00	$1,021.08	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AMAI-SANN-0820
1.9865889.104

Fidelity® Series International Credit Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
United Kingdom	18.5%
United States of America	13.7%
Netherlands	10.0%
Luxembourg	8.5%
France	8.2%
Switzerland	8.0%
Denmark	7.0%
Germany	5.8%
Sweden	4.1%
Other	16.2%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	0.1%
AA	1.8%
A	3.8%
BBB	55.1%
BB and Below	24.0%
Not Rated	10.9%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *,**
Corporate Bonds	61.9%
Government Obligations	3.1%
Preferred Securities	30.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Futures and Swaps - 26.3%

 ** Foreign Currency Contracts - (67.0)%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.9%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.5% 3/23/21 (Reg. S)		$950,000	$802,750
Bailiwick of Jersey - 0.8%
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	650,000	905,671
Denmark - 6.4%
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	450,000	511,060
2.25% 1/14/28 (Reg. S) (b)	GBP	705,000	877,759
5% 1/12/22 (c)		1,000,000	1,051,635
5.375% 1/12/24 (Reg. S)		1,250,000	1,391,028
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (b)	EUR	2,762,000	3,134,914
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	405,000	456,128

TOTAL DENMARK			7,422,524

Estonia - 0.2%
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	260,000	287,224
France - 6.3%
BNP Paribas SA 2.219% 6/9/26 (b)(c)		200,000	204,328
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	400,000	435,486
Eiffage SA 1.625% 1/14/27 (Reg. S)	EUR	300,000	336,764
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	1,700,000	1,889,655
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	900,000	932,786
2.125% 10/16/26 (Reg. S)	EUR	1,800,000	1,834,076
2.75% 4/13/23 (Reg. S)	EUR	700,000	770,867
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	780,000	822,290

TOTAL FRANCE			7,226,252

Germany - 4.4%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	450,000	457,546
Bayer AG 2.375% 4/2/75 (Reg. S) (b)	EUR	2,500,000	2,780,550
Bertelsmann SE & Co. KGaA 3% 4/23/75 (Reg. S) (b)	EUR	500,000	551,913
Deutsche Bank AG:
1.375% 6/10/26 (Reg. S) (b)	EUR	180,000	205,225
1.625% 1/20/27 (Reg. S)	EUR	700,000	777,195
Symrise AG 1.375% 7/1/27	EUR	246,000	278,332

TOTAL GERMANY			5,050,761

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (b)	EUR	250,000	234,948
Ireland - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		150,000	157,145
AIB Group PLC 1.875% 11/19/29 (Reg. S) (b)	EUR	500,000	532,370
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (b)	EUR	800,000	866,835
3.125% 9/19/27 (Reg. S) (b)	GBP	650,000	796,787
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		702,000	721,305

TOTAL IRELAND			3,074,442

Italy - 2.2%
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	1,050,000	1,065,364
6.572% 1/14/22 (c)		1,350,000	1,426,404

TOTAL ITALY			2,491,768

Luxembourg - 4.6%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	802,000	941,873
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	360,000	408,595
1.75% 3/12/29 (Reg. S)	EUR	1,000,000	1,109,054
2% 2/15/24 (Reg. S)	EUR	400,000	462,087
Eurofins Scientific SA 3.75% 7/17/26 (Reg. S)	EUR	500,000	589,664
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	1,260,000	1,422,269
Millicom International Cellular SA 6.625% 10/15/26 (c)		185,000	196,420
Prologis International Funding II SA 1.625% 6/17/32 (Reg. S)	EUR	130,000	152,154

TOTAL LUXEMBOURG			5,282,116

Mexico - 3.4%
CEMEX S.A.B. de CV 3.125% 3/19/26 (Reg. S)	EUR	550,000	560,960
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	499,439
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	300,000	312,614
3.625% 11/24/25 (Reg. S)	EUR	390,000	388,598
3.75% 2/21/24 (Reg. S)	EUR	2,050,000	2,120,360

TOTAL MEXICO			3,881,971

Netherlands - 2.6%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (b)		1,000,000	1,038,769
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (b)		250,000	271,675
Petrobras Global Finance BV 5.093% 1/15/30 (c)		439,000	437,244
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	250,000	287,400
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	490,000	473,443
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	450,000	468,921

TOTAL NETHERLANDS			2,977,452

Portugal - 0.4%
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (b)	EUR	500,000	525,236
Sweden - 1.6%
Heimstaden Bostad AB 1.125% 1/21/26	EUR	650,000	710,244
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	1,060,000	1,178,991

TOTAL SWEDEN			1,889,235

Switzerland - 6.1%
Credit Suisse Group AG:
4.194% 4/1/31 (b)(c)		250,000	285,064
5.75% 9/18/25 (Reg. S) (b)	EUR	800,000	903,294
6.5% 8/8/23 (Reg. S)		2,500,000	2,725,650
UBS AG 4.75% 2/12/26 (Reg. S) (b)	EUR	2,765,000	3,159,855

TOTAL SWITZERLAND			7,073,863

United Kingdom - 9.8%
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	500,000	550,200
2.625% 11/11/25 (Reg. S) (b)	EUR	900,000	1,009,734
3.932% 5/7/25 (b)		200,000	216,074
CYBG PLC 3.125% 6/22/25 (Reg. S) (b)	GBP	295,000	358,100
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		2,407,000	2,573,041
John Lewis PLC 6.125% 1/21/25	GBP	1,094,000	1,397,891
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S) (d)	GBP	750,000	908,462
Nationwide Building Society 3.622% 4/26/23 (b)(c)		355,000	368,871
Pearson Funding Five PLC 3.75% 6/4/30 (Reg. S)	GBP	120,000	157,066
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	110,000	141,671
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,390,000	1,629,760
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)		86,000	90,273
3.622% 8/14/30 (Reg. S) (b)	GBP	250,000	317,122
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	350,000	460,425
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	150,000	182,496
4.5% 9/7/23 (Reg. S)	GBP	350,000	429,001
Tullow Oil PLC 6.25% 4/15/22 (Reg. S)		350,000	257,378
Vodafone Group PLC 6.25% 10/3/78 (Reg. S) (b)		200,000	214,344

TOTAL UNITED KINGDOM			11,261,909

United States of America - 9.5%
BAT Capital Corp. 4.7% 4/2/27		109,000	124,560
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)		1,100,000	1,262,920
CEMEX Finance LLC 4.625% 6/15/24	EUR	445,000	493,083
Citigroup, Inc. 4.3% 11/20/26		192,000	217,923
Ford Motor Credit Co. LLC:
3.087% 1/9/23		570,000	541,853
4.535% 3/6/25	GBP	200,000	233,818
5.584% 3/18/24		1,815,000	1,832,606
Goldman Sachs Group, Inc. 4.25% 10/21/25		1,013,000	1,141,630
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	900,000	1,018,006
Morgan Stanley:
3.95% 4/23/27		362,000	407,446
4.35% 9/8/26		600,000	691,887
Reynolds American, Inc. 4.45% 6/12/25		2,207,000	2,486,397
Time Warner Cable, Inc. 4.5% 9/15/42		475,000	510,141

TOTAL UNITED STATES OF AMERICA			10,962,270

TOTAL NONCONVERTIBLE BONDS
(Cost $73,020,305)			71,350,392

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bonds:
2.5% 2/15/45		$64,000	$78,918
5% 5/15/37 (e)		50,000	81,982
			160,900
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $125,770)			160,900

Foreign Government and Government Agency Obligations - 3.0%
Indonesia - 1.2%
Indonesian Republic 2.625% 6/14/23	EUR	$1,220,000	$1,420,357
United Kingdom - 1.8%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S) (e)	GBP	758,000	1,123,471
1.75% 1/22/49(Reg. S) (e)	GBP	495,000	792,726
3.25% 1/22/44	GBP	80,000	155,232

TOTAL UNITED KINGDOM			2,071,429

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,359,585)			3,491,786

Preferred Securities - 30.7%
Australia - 1.5%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(f)		1,100,000	1,073,696
5.875% (b)(c)(f)		650,000	676,314

TOTAL AUSTRALIA			1,750,010

Canada - 1.0%
Bank of Nova Scotia:
4.65% (b)(f)		800,000	762,517
4.9% (b)(f)		350,000	350,602

TOTAL CANADA			1,113,119

Denmark - 0.6%
Danske Bank A/S 5.875% (Reg. S) (b)(f)	EUR	220,000	252,218
ORSTED A/S 1.75% (Reg. S) (b)(f)	EUR	350,000	390,145

TOTAL DENMARK			642,363

France - 1.8%
BNP Paribas SA 6.125% (b)(f)	EUR	500,000	575,717
Danone SA 1.75% (Reg. S) (b)(f)	EUR	600,000	668,736
EDF SA 5.25% (Reg. S) (b)(f)		800,000	833,769

TOTAL FRANCE			2,078,222

Germany - 1.3%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	1,400,000	1,530,816
Ireland - 0.7%
AIB Group PLC:
5.25% (Reg. S) (b)(f)	EUR	550,000	588,892
6.25% (Reg. S) (b)(f)	EUR	200,000	223,641

TOTAL IRELAND			812,533

Italy - 0.6%
Assicurazioni Generali SpA 6.416% (b)(f)	GBP	500,000	667,778
Luxembourg - 3.9%
CPI Property Group SA 4.375% (Reg. S) (b)(f)	EUR	800,000	899,580
Eurofins Scientific SA 2.875% (Reg. S) (b)(f)	EUR	1,080,000	1,205,077
Grand City Properties SA 3.75% (b)(f)	EUR	900,000	1,043,169
TLG Finance SARL 3.375% (Reg. S) (b)(f)	EUR	1,300,000	1,406,014

TOTAL LUXEMBOURG			4,553,840

Netherlands - 7.4%
AerCap Holdings NV 5.875% 10/10/79 (b)		1,050,000	759,008
Deutsche Annington Finance BV 4% (Reg. S) (b)(f)	EUR	300,000	352,244
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)	EUR	660,000	790,061
Telefonica Europe BV:
2.502% (Reg. S) (b)(f)	EUR	600,000	639,297
2.625% (Reg. S) (b)(f)	EUR	900,000	983,314
Volkswagen International Finance NV:
2.5%(Reg. S) (b)(f)	EUR	1,395,000	1,545,534
2.7%(Reg. S) (b)(f)	EUR	2,100,000	2,340,787
3.75% (b)(f)	EUR	950,000	1,083,488

TOTAL NETHERLANDS			8,493,733

Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(f)	EUR	600,000	654,686
Sweden - 2.5%
Heimstaden Bostad AB 3.248% (Reg. S) (b)(f)	EUR	1,500,000	1,625,599
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (b)(f)	EUR	650,000	668,521
4.625% (Reg. S) (b)(f)	EUR	500,000	585,495

TOTAL SWEDEN			2,879,615

Switzerland - 1.9%
Credit Suisse Group AG 7.5% (Reg. S) (b)(f)		1,650,000	1,780,512
UBS AG 5.125% 5/15/24 (Reg. S)		200,000	217,925
UBS Group AG 7% (Reg. S) (b)(f)		200,000	224,877

TOTAL SWITZERLAND			2,223,314

United Kingdom - 6.9%
Aviva PLC 6.125% (b)(f)	GBP	1,900,000	2,618,223
Barclays Bank PLC 7.625% 11/21/22		1,780,000	1,953,218
Barclays PLC 7.125% (b)(f)	GBP	200,000	245,184
BP Capital Markets PLC 3.25% (Reg. S) (b)(f)	EUR	600,000	677,424
HSBC Holdings PLC:
5.25% (b)(f)	EUR	505,000	571,820
6% (Reg. S) (b)(f)	EUR	200,000	236,654
Lloyds Banking Group PLC 5.125% (b)(f)	GBP	840,000	949,135
Scottish & Southern Energy PLC 3.74% (Reg. S)(b)(f)(h)	GBP	620,000	770,547

TOTAL UNITED KINGDOM			8,022,205

TOTAL PREFERRED SECURITIES
(Cost $36,852,716)			35,422,234
		Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.12% (i)
(Cost $4,793,742)		4,792,783	4,793,742

Purchased Swaptions - 0.1%(j)
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 4.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	7/15/20	EUR 5,100,000	$17,051
Option with an exercise rate of 4.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	7/15/20	EUR 10,150,000	33,935

TOTAL PUT OPTIONS			50,986

TOTAL PURCHASED SWAPTIONS
(Cost $226,341)			50,986
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $118,378,459)			115,270,040
NET OTHER ASSETS (LIABILITIES) - 0.0%			55,388
NET ASSETS - 100%			$115,325,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	8	Sept. 2020	$821,431	$9,505	$9,505
Eurex Euro-Bund Contracts (Germany)	36	Sept. 2020	7,139,528	64,823	64,823
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	10	Sept. 2020	2,471,251	51,112	51,112
TME 10 Year Canadian Note Contracts (Canada)	37	Sept. 2020	4,192,207	(8,422)	(8,422)
TOTAL BOND INDEX CONTRACTS					117,018
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Sept. 2020	278,344	558	558
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Sept. 2020	2,649,938	259	259
CBOT 5-Year U.S. Treasury Note Contracts (United States)	58	Sept. 2020	7,293,047	17,629	17,629
CBOT Long Term U.S. Treasury Bond Contracts (United States)	12	Sept. 2020	2,142,750	5,692	5,692
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	38	Sept. 2020	5,984,406	15,893	15,893
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	25	Sept. 2020	5,453,906	(10,425)	(10,425)
TOTAL TREASURY CONTRACTS					29,606

TOTAL PURCHASED					146,624

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	18	Sept. 2020	2,729,701	(10,684)	(10,684)
ICE Long Gilt Contracts (United Kingdom)	9	Sept. 2020	1,534,948	(7,423)	(7,423)
TOTAL SOLD					(18,107)
TOTAL FUTURES CONTRACTS					$128,517

The notional amount of futures purchased as a percentage of Net Assets is 33.3%

The notional amount of futures sold as a percentage of Net Assets is 3.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $31,046,568.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	206,000	USD	231,668	Goldman Sachs Bank USA	7/1/20	$(227)
GBP	50,000	USD	61,770	Goldman Sachs Bank USA	7/1/20	185
CAD	87,000	USD	64,391	State Street Bank and Trust Co	7/30/20	(302)
EUR	2,660,000	USD	2,996,756	Brown Brothers Harriman & Co.	7/30/20	(6,310)
EUR	51,000	USD	57,518	JPMorgan Chase Bank, N.A.	7/30/20	(183)
USD	110,882	CAD	151,000	Goldman Sachs Bank USA	7/30/20	(353)
USD	198,544	EUR	177,000	BNP Paribas	7/30/20	(444)
USD	67,362	EUR	60,000	Bank Of America NA	7/30/20	(92)
USD	255,439	EUR	227,000	Goldman Sachs Bank USA	7/30/20	239
USD	437,455	EUR	389,000	Goldman Sachs Bank USA	7/30/20	131
USD	29,743,112	EUR	26,575,000	State Street Bank and Trust Co	7/30/20	(133,246)
USD	191,519	GBP	155,000	Goldman Sachs Bank USA	7/30/20	(579)
USD	15,380,054	GBP	12,442,000	JPMorgan Chase Bank, N.A.	7/30/20	(39,847)
USD	34,120,000	EUR	30,322,690	JPMorgan Chase Bank, N.A.	7/31/20	29,596
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(151,432)
					Unrealized Appreciation	30,151
					Unrealized Depreciation	(181,583)

For the period, the average contract value for forward foreign currency contracts was $90,570,217. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,900,000	$(62,036)	$50,280	$(11,756)
Gas Natural Capital Markets SA	Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,250,000	(21,388)	14,752	(6,636)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 300,000	(6,271)	6,021	(250)

TOTAL CREDIT DEFAULT SWAPS						$(89,695)	$71,053	$(18,642)

For the period, the average monthly notional amount for swaps in the aggregate was $10,697,309.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,482,241 or 7.4% of net assets.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $985,415.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Non-income producing - Security is in default.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $15,255,140.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,511
Total	$4,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$71,350,392	$--	$71,350,392	$--
U.S. Government and Government Agency Obligations	160,900	--	160,900	--
Foreign Government and Government Agency Obligations	3,491,786	--	3,491,786	--
Preferred Securities	35,422,234	--	35,422,234	--
Money Market Funds	4,793,742	4,793,742	--	--
Purchased Swaptions	50,986	--	50,986	--
Total Investments in Securities:	$115,270,040	$4,793,742	$110,476,298	$--
Derivative Instruments:
Assets
Futures Contracts	$165,471	$165,471	$--	$--
Forward Foreign Currency Contracts	30,151	--	30,151	--
Total Assets	$195,622	$165,471	$30,151	$--
Liabilities
Futures Contracts	$(36,954)	$(36,954)	$--	$--
Forward Foreign Currency Contracts	(181,583)	--	(181,583)	--
Swaps	(89,695)	--	(89,695)	--
Total Liabilities	$(308,232)	$(36,954)	$(271,278)	$--
Total Derivative Instruments:	$(112,610)	$128,517	$(241,127)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$50,986	$0
Swaps(b)	0	(89,695)
Total Credit Risk	50,986	(89,695)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	30,151	(181,583)
Total Foreign Exchange Risk	30,151	(181,583)
Interest Rate Risk
Futures Contracts(d)	165,471	(36,954)
Total Interest Rate Risk	165,471	(36,954)
Total Value of Derivatives	$246,608	$(308,232)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $113,584,717)	$110,476,298
Fidelity Central Funds (cost $4,793,742)	4,793,742
Total Investment in Securities (cost $118,378,459)		$115,270,040
Segregated cash with brokers for derivative instruments		101,987
Foreign currency held at value (cost $392,884)		393,917
Receivable for investments sold		242,030
Unrealized appreciation on forward foreign currency contracts		30,151
Receivable for fund shares sold		189
Interest receivable		990,756
Distributions receivable from Fidelity Central Funds		530
Receivable for daily variation margin on centrally cleared OTC swaps		293
Total assets		117,029,893
Liabilities
Payable for investments purchased
Regular delivery	$593,734
Delayed delivery	767,950
Unrealized depreciation on forward foreign currency contracts	181,583
Payable for fund shares redeemed	21
Bi-lateral OTC swaps, at value	89,695
Payable for daily variation margin on futures contracts	67,043
Other payables and accrued expenses	4,439
Total liabilities		1,704,465
Net Assets		$115,325,428
Net Assets consist of:
Paid in capital		$111,400,223
Total accumulated earnings (loss)		3,925,205
Net Assets		$115,325,428
Net Asset Value, offering price and redemption price per share ($115,325,428 ÷ 11,263,202 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$609,229
Interest		1,007,387
Income from Fidelity Central Funds		4,511
Total income		1,621,127
Expenses
Custodian fees and expenses	$4,441
Independent trustees' fees and expenses	188
Commitment fees	139
Total expenses before reductions	4,768
Expense reductions	(142)
Total expenses after reductions		4,626
Net investment income (loss)		1,616,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	845,866
Fidelity Central Funds	(20)
Forward foreign currency contracts	1,260,165
Foreign currency transactions	(35,155)
Futures contracts	2,382,908
Swaps	391,112
Total net realized gain (loss)		4,844,876
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,799,705)
Forward foreign currency contracts	470,929
Assets and liabilities in foreign currencies	(24,475)
Futures contracts	437,398
Swaps	143,041
Total change in net unrealized appreciation (depreciation)		(3,772,812)
Net gain (loss)		1,072,064
Net increase (decrease) in net assets resulting from operations		$2,688,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,616,501	$2,882,329
Net realized gain (loss)	4,844,876	4,337,745
Change in net unrealized appreciation (depreciation)	(3,772,812)	6,472,703
Net increase (decrease) in net assets resulting from operations	2,688,565	13,692,777
Distributions to shareholders	(793,681)	(7,205,204)
Distributions to shareholders from tax return of capital	–	(440,992)
Total distributions	(793,681)	(7,646,196)
Share transactions
Proceeds from sales of shares	31,588	12,866
Reinvestment of distributions	793,681	7,646,196
Cost of shares redeemed	(2,836)	(1,357)
Net increase (decrease) in net assets resulting from share transactions	822,433	7,657,705
Total increase (decrease) in net assets	2,717,317	13,704,286
Net Assets
Beginning of period	112,608,111	98,903,825
End of period	$115,325,428	$112,608,111
Other Information
Shares
Sold	3,145	1,237
Issued in reinvestment of distributions	83,457	760,682
Redeemed	(283)	(138)
Net increase (decrease)	86,319	761,781

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$9.50	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.144	.271	.269	.100
Net realized and unrealized gain (loss)	.087	1.027	(.373)	.090
Total from investment operations	.231	1.298	(.104)	.190
Distributions from net investment income	(.071)	(.299)C	(.257)	(.103)
Distributions from net realized gain	–	(.378)C	(.139)	(.021)
Tax return of capital	–	(.041)	–	(.066)
Total distributions	(.071)	(.718)	(.396)	(.190)
Net asset value, end of period	$10.24	$10.08	$9.50	$10.00
Total ReturnD,E	2.35%	13.85%	(1.04)%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.01%	.01%H
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%H
Expenses net of all reductions	.01%H	.01%	.01%	.01%H
Net investment income (loss)	2.89%H	2.69%	2.74%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$115,325	$112,608	$98,904	$101,965
Portfolio turnover rateI	54%H	88%	94%	40%J

 A For the period July 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2019.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, passive foreign investment companies (PFIC), tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2019, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,208,714
Gross unrealized depreciation	(5,316,718)
Net unrealized appreciation (depreciation)	$(3,108,004)
Tax cost	$118,336,487

The Fund elected to defer to its next fiscal year approximately $171,688 of capital losses recognized during the period November 1, 2019 to December 31, 2019. The Fund elected to defer to its next fiscal year approximately $454,234 of ordinary losses recognized during the period January 1, 2019 to December 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$948,574	$(32,669)
Swaps	90,041	86,899
Total Credit Risk	1,038,615	54,230
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,260,165	470,929
Interest Rate Risk
Futures Contracts	2,382,908	437,398
Swaps	301,071	56,142
Total Interest Rate Risk	2,683,979	493,540
Totals	$4,982,759	$1,018,699

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	34,062,839	26,715,836

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series International Credit Fund	$139

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $142.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.01%	$1,000.00	$1,023.50	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SUN-SANN-0820
1.9882622.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020